(ICON)

Prudential
Stock Index
Fund

ANNUAL
REPORT

Sept. 30, 1997
(LOGO)

Prudential Stock Index Fund
A Series of the Prudential Dryden Fund

Performance At A Glance.
It has been an exceptionally good 12 months for the S&P 500. For most of the year, investors preferred stocks of the largest, most familiar companies -- the companies that dominate the S&P 500 Index -- and bid their prices up. Not only did the market index deliver an outstanding 40% gain, but index funds outperformed the average actively managed growth fund by six percentage points, as measured by Lipper Analytical Services. The Prudential Stock Index
Fund performed in line with the Lipper S&P 500 Fund Average.

Cumulative Total Returns1                         As of
9/30/97

                       One               Three
Since
                       Year              Years
Inception2
Class Z           39.34% (39.08)4  115.22% (114.83)4
148.48% (148.03)4
Class I                 N/A               N/A
0.00
Lipper S&P 500
Funds Avg3             39.65             116.05
***

Average Annual Total Returns1                           As
of 9/30/97

                       One               Three
Since
                       Year              Years
Inception2
Class Z           39.34% (39.08)4    29.10% (29.02)4
20.41% (20.36)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

1Source: Prudential Investments Fund Management and Lipper
Analytical Services.
Since Class I shares have been in existence less than one year, no average annual total returns are presented.

2Inception dates: 11/5/92, Class Z; 8/1/97, Class I.

3These are the average returns for 64 funds in Lipper
Analytical Services' S&P
500 Index Fund average for one year, and 44 funds for three years since the inception of Class Z shares on 11/5/92.

4Without waiver of management fees and/or expense subsidization, the Fund's cumulative and/or average annual total returns would have been lower, as indicated in the parentheses ().

*** The Lipper Since inception category for Class Z shares is 150.35% for 25 funds; and Class I shares is -0.50% for 76 funds.

How Investments Compared.
    (As of 9/30/97)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

John Moschberger, Fund Manager
(PHOTO)

Portfolio
Manager's Report
The Prudential Stock Index Fund seeks to provide investment results that mirror the performance of Standard & Poor's 500 Composite Stock Index. The S&P 500 is widely regarded as representative of the performance of the U.S. stock market as a whole, and is comprised of stocks that represent more than 70% of the total market value of all publicly traded U.S. common stocks. The difference between the Fund's return and that of the index is primarily fees and management expenses. There can be no assurance that the Fund will achieve its investment objective.

The Place To Be.
When the S&P 500 rises faster than indexes of smaller stocks, it historically also has performed better than the average selective mutual fund. The past 12 months was such a year -- the S&P 500 was the place to be.
In addition to
having the low management costs of an index fund, the Prudential Stock Index
Fund owned the stocks that most investors wanted to own.

Market Review.
------------------------------------------------------------
-------------------
A year ago we attributed the stock market's good performance for the prior year to increasing corporate earnings, moderate economic growth and subdued inflation. Those factors remained in place to drive the stock market to a third successive year of very solid growth. This year's return doubled last year's, as stock prices climbed even faster than rising corporate earnings.

However, after its long bull run, the market has occasionally suffered anxiety attacks. One occurred in March, when investors feared that rising interest rates would curtail the long-running economic expansion. The Federal Reserve did indeed increase short-term interest rates for the first time in two years -- but only by a small amount. Shortly thereafter, the economic expansion slowed to a pace consistent with smooth, long-term growth and the stock market resumed its climb.

The markets suffered an anxiety attack in August, with the threat of earnings disappointments. Stocks have been priced on the assumption of continued rapid earnings growth, and corporate earnings through much of this 12-month period have supported the assumption. By late summer, however, investors seemed ready to believe that earnings would slow. Even if earnings stabilized at the high levels they reached, the rapid escalation of stock prices would be harder to justify. Stock prices suffered another setback in late October but began to rebound once again in November.

   Portfolio Composition
Expressed as a percentage of
  net assets as of 9/30/97.
          (CHART)

What Went Well.
-------------------------------------------------
Tech Stocks Lead The Way.
The market was led by technology stocks -- up 60%, on average -- particularly those of electronics and computer firms. Intel and Microsoft were the giants among computer-related firms whose share prices more than doubled over the year, but the number also included Compaq, Data General, Texas Instruments and
Dell. IBM's outstanding 67% growth looked slow by comparison. The second fastest-growing sector was financial stocks -- up 58% -- with Merrill Lynch and Barnett Banks among the larger firms whose stocks doubled in the year.
Savings and loans and financial services companies, notably the investment firms, were the leading industries. Banks, (money center and regional) and insurance companies also had an excellent year. The energy sector -- paced by oil service companies such as Schlumberger and Halliburton, and to a smaller extent by integrated oil companies -- also did well.

And Not So Well.
-------------------------------------------------
Have Prices
Reached A Plateau?
Over the past 12 months, there was very little bad news in
the market. Gold
stocks fell, but other declines affected specific stocks,
not entire
industries.   Even the slowest-rising sector, utilities,
climbed by 26% over
the year -- led by telecommunications service companies. This trailing sector rose at a rate that would have been considered very good for the market average.

By the end of September, however, there were signs that earnings at some of the market leaders may have reached a plateau. Moreover, when companies reported earnings disappointments, their stock prices slid, even when the underlying business was healthy. Investors broadened their search for good value, so the shares of smaller companies accelerated. These recent trends suggest that investors should not expect the exceptional performance of the last 12 months to continue.

              S&P 500 Index
Total Annual Return by Sector as of 9/30/97

Technology              59.95%
Finance                 57.84%
Energy                  47.24%
Consumer Cyclical       37.72%
Industrials             31.69%
Consumer Growth/Staple  31.32%
Utility                 26.03%
S&P 500 Index           40.43%
Source: Prudential

Looking Ahead.
-------------------------------------------------
The U.S. economy continues to grow at a moderate rate -- fast enough to support earnings, but not fast enough to create supply bottlenecks and inflation. Inflation shows no signs of reviving. Of the three factors we mentioned, only earnings growth has been spotty. Some prominent companies are continuing to report strong earnings, while others are disappointing analysts' expectations. Stock prices have been volatile all year and economic turmoil in Asia is raising anxiety levels. By many valuation standards, shares are expensive, but investors appear to be more sensitive to earnings disappointments than to stock prices.

President's Letter
November 12, 1997
------------------------------------------------------------
-------------------
                          Keep Events In Perspective.

Dear Shareholder:
For investors, the late October decline experienced by the financial markets was unsettling -- but let's put events in perspective.

October's downturn was the third significant one this year. Stock prices fell sharply in early spring and dropped again in late summer. Yet following each episode the financial markets recovered most of the lost ground. That's very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

Despite the recent volatility, it has been a very good year for investors.
Plus, the U.S. economy is strong, inflation remains low, and unemployment is down. At the end of the sell-off on October 27, the Standard & Poor's 500 Index had still gained more than 18% for the year. The Dow Jones Industrial Average was also up 11% and the Nasdaq Composite nearly 19%.

Here are a few more thoughts that may help you during times of market uncertainty:

- Keep your expectations realistic. Seasoned investors know that financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. As a matter of fact, the S&P 500 rose more than 280% from the time of the last major market downturn (October 31, 1987) through December
31, 1996, according
to Lipper Analytical Services.

- Don't make rash decisions. If you have an investment plan, stick to it.
While past performance is not indicative of future results, historically, investors have profited by taking advantage of the long-term growth potential of U.S. stocks.

- We're on your side. Your Prudential Securities Financial
Advisor or Pruco
Securities Registered Representative can help you understand what's happening in the financial markets. Why not call him or her today?

Thank you for your continued confidence in Prudential Mutual
Funds and
Annuities. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--95.8%
COMMON STOCKS--95.8%
------------------------------------------------------------
Aerospace/Defense--2.1%
  1,800    Aeroquip-Vickers Inc.                    $
88,200
 36,700    Allied-Signal, Inc.
1,559,750
 65,550    Boeing Co.
3,568,378
  4,100    General Dynamics Corp.
357,213
 12,530    Lockheed Martin Corp.
1,336,011
  4,300    Northrop Grumman Corp.
521,913
 15,300    Raytheon Co.
904,612
 13,700    Rockwell International Corp.
862,244
 15,200    United Technologies Corp.
1,231,200
                                                    --------
----

10,429,521
------------------------------------------------------------
----
Airlines--0.3%
  5,850    AMR Corp.(a)
647,522
  4,700    Delta Airlines, Inc.
442,681
  9,700    Southwest Airlines Co.
309,794
  5,000    USAir Group, Inc.(a)
206,875
                                                    --------
----

1,606,872
------------------------------------------------------------
----
Aluminum--0.4%
 14,600    Alcan Aluminum Ltd.
507,350
 11,200    Aluminum Co. of America
918,400
  4,850    Reynolds Metals Co.
343,441
                                                    --------
----

1,769,191
------------------------------------------------------------
----
Automobiles & Trucks--2.0%
 44,600    Chrysler Corp.
1,641,838
  2,400    Cummins Engine, Inc.
187,350
  6,800    Dana Corp.
335,750
  4,100    Echlin Inc.
143,756
 77,400    Ford Motor Co.
3,502,350
 47,400    General Motors Corp.
3,172,837
 11,600    Genuine Parts Co.
357,425
  5,200    Johnson Controls, Inc.
257,725
  4,720    Navistar International Corp.(a)
130,390
  3,600    Safety-Kleen Corp.                       $
86,175
                                                    --------
----

9,815,596
------------------------------------------------------------
----
Banking--7.8%
 37,730    Banc One Corp.
2,105,806
  9,400    Bank of Boston Corp.
831,312
 25,000    Bank of New York Co., Inc.
1,200,000
 45,400    BankAmerica Corp.
3,328,387
  6,300    Bankers Trust NY Corp.
771,750
 12,700    Barnett Banks, Inc.
898,525
 27,908    Chase Manhattan Corp.
3,293,144
 30,000    Citicorp
4,018,125
  6,900    Comerica, Inc.
544,669
 13,300    CoreStates Financial Corp.
880,294
 10,200    Fifth Third Bancorp
666,825
 19,001    First Chicago Corp.
1,429,825
 37,200    First Union Corp.
1,862,325
 16,887    Fleet Financial Group, Inc.
1,107,154
  3,600    Golden West Financial Corp.
323,100
  6,500    H.F. Ahmanson & Co.
369,281
 10,200    Huntington Bancshares, Inc.
367,838
 14,400    KeyCorp
916,200
 16,850    Mellon Bank Corp.
922,537
 12,000    Morgan (J.P.) & Co., Inc.
1,363,500
 14,200    National City Corp.
874,187
 47,176    NationsBank Corp.
2,919,015
 24,200    Norwest Corp.
1,482,250
 20,700    PNC Bank Corp.
1,010,419
  6,100    Providian Financial Corp.
242,094
  3,500    Republic New York Corp.
397,688
 10,500    State Street Bank Corp.
639,844
 14,400    Suntrust Banks, Inc.
978,300
 15,919    U.S. Bancorp
1,536,183
  5,776    Wells Fargo & Co.
1,588,400
                                                    --------
----

38,868,977

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Beverages--3.3%
  2,300    Adolph Coors Co.                         $
87,113
 31,800    Anheuser Busch Cos., Inc.
1,434,975
  4,700    Brown-Forman Corp.
233,531
161,200    Coca-Cola Co.
9,823,125
 99,700    PepsiCo, Inc.
4,044,081
 24,100    Seagram Co., Ltd.
849,525
                                                    --------
----

16,472,350
------------------------------------------------------------
----
Chemicals--2.0%
  7,100    Air Products & Chemicals, Inc.
588,856
 15,000    Dow Chemical Co.
1,360,313
 73,300    E.I. du Pont de Nemours & Co.
4,512,531
  5,200    Eastman Chemical Co.
322,400
  6,400    Hercules, Inc.
318,400
 38,200    Monsanto Co.
1,489,800
  4,300    Nalco Chemical Co.
172,269
  4,100    Rohm & Haas Co.
393,344
  6,300    Sigma-Aldrich Corp.
207,506
  4,540    Solutia Inc. (a)
90,800
  8,000    Union Carbide Corp.
389,500
                                                    --------
----

9,845,719
------------------------------------------------------------
----
Chemical-Specialty--0.4%
  9,125    Engelhard Corp.
196,758
  3,800    Great Lakes Chemical Corp.
187,388
  9,200    Morton International, Inc.
326,600
 10,400    Praxair, Inc.
532,350
  2,700    Raychem Corp.
228,150
  4,700    W.R. Grace & Co.
346,037
                                                    --------
----

1,817,283
------------------------------------------------------------
----
Commercial Services--0.2%
 26,425    CUC International, Inc.(a)
819,175
  5,300    Deluxe Corp.
177,881
  2,100    Harland (John H.) Co.
48,431
  5,700    Moore Corp. Ltd.
108,300
                                                    --------
----

1,153,787
Computer Software & Services--5.6%
 22,400    3Com Corp.(a)                            $
1,148,000
  4,600    Adobe Systems, Inc.
231,725
  3,200    AutoDesk, Inc.
145,200
 18,900    Automatic Data Processing, Inc.
945,000
 12,700    Bay Networks, Inc.(a)
490,537
 10,200    Cabletron Systems, Inc.(a)
326,400
  5,100    Ceridian Corp.(a)
188,700
    920    ChoicePoint Inc.(a)
34,385
 43,600    Cisco Systems, Inc.(a)
3,185,525
 23,650    Computer Associates International,
             Inc.
1,698,366
  5,050    Computer Sciences Corp.(a)
357,288
 21,600    Dell Computer Corp.(a)
2,092,500
 16,100    EMC Corp.(a)
939,837
  5,600    KLA Instruments Corp.(a)
378,350
 13,700    Micron Technology Inc.
475,219
 77,900    Microsoft Corp.(a)
10,307,144
 21,900    Novell, Inc.(a)
196,416
 63,562    Oracle Systems Corp.(a)
2,316,040
  8,000    Parametric Technology Co.(a)
353,000
 15,700    Seagate Technology, Inc.(a)
567,162
 11,700    Silicon Graphics Inc.(a)
307,125
 24,000    Sun Microsystems Inc.(a)
1,123,500
                                                    --------
----

27,807,419
------------------------------------------------------------
----
Construction--0.1%
  5,400    Fluor Corp.
289,575
  2,500    Foster Wheeler Corp.
109,844
  2,300    Kaufman & Broad Home Corp.
49,881
  1,400    Pulte Corp.
53,550
                                                    --------
----

502,850
------------------------------------------------------------
----
Containers--0.2%
  1,800    Ball Corp.
62,663
  3,400    Bemis, Inc.
152,150
  8,400    Crown Cork & Seal, Inc.(a)
387,450
  9,200    Owens-Illinois, Inc.(a)
312,225
                                                    --------
----

914,488

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Cosmetics & Soaps--2.4%
  3,400    Alberto-Culver Co.                       $
103,488
  8,700    Avon Products, Inc.
539,400
  6,700    Clorox Co.
496,637
 19,100    Colgate-Palmolive Co.
1,331,031
 36,400    Gillette Co.
3,141,775
  7,050    International Flavors & Fragrances
             Inc.
345,450
 87,900    Procter & Gamble Co.
6,070,594
                                                    --------
----

12,028,375
------------------------------------------------------------
----
Diversified Gas--0.1%
  6,700    Coastal Corp.
410,375
  1,500    Eastern Enterprises, Inc.
55,969
  3,200    NICOR Inc.
120,000
  1,900    Oneok Inc.
61,987
                                                    --------
----

648,331
------------------------------------------------------------
----
Drugs & Medical Supplies--9.3%
 50,000    Abbott Laboratories
3,196,875
  4,300    Allergan, Inc.
155,606
  5,400    ALZA Corp.(a)
156,600
 42,300    American Home Products Corp.
3,087,900
 17,300    Amgen, Inc.(a)
829,319
  3,700    Bard (C.R.), Inc.
125,569
  3,600    Bausch & Lomb, Inc.
145,800
 18,200    Baxter International, Inc.
950,950
  8,100    Becton Dickinson & Co.
387,787
  7,200    Biomet, Inc.(a)
172,800
 12,500    Boston Scientific Corp.(a)
689,844
 64,700    Bristol-Myers Squibb Co.
5,353,925
  7,100    Cardinal Health, Inc.
504,100
 36,100    Eli Lilly & Co
4,347,794
  9,600    Guidant Corp.
537,600
 86,600    Johnson & Johnson Co.
4,990,325
  4,800    Mallinckrodt, Inc.
172,800
 30,800    Medtronic, Inc.
1,447,600
 78,500    Merck & Co., Inc.
7,845,094
 83,900    Pfizer, Inc.
5,039,244
 33,155    Pharmacia & Upjohn, Inc.                 $
1,210,157
 47,600    Schering- Plough Corp.
2,451,400
  5,700    St. Jude Medical, Inc.(a)
199,856
  4,800    United States Surgical Corp.
140,100
 17,600    Warner Lambert Co.
2,374,900
                                                    --------
----

46,513,945
------------------------------------------------------------
----
Electronics--4.8%
  9,100    Advanced Micro Devices, Inc.(a)
296,319
 14,184    AMP Inc.
759,730
  8,000    Apple Computer, Inc.
173,500
  3,200    Data General Corp.(a)
85,200
 10,100    Digital Equipment Corp. (a)
437,456
  3,000    EG&G, Inc.
62,063
 29,000    Emerson Electric Co.
1,671,125
  5,200    Harris Corp.
237,900
 67,600    Hewlett-Packard Co.
4,702,425
106,200    Intel Corp.
9,803,587
  9,400    LSI Logic Corp.(a)
301,975
 38,700    Motorola, Inc.
2,781,562
  9,200    National Semiconductors Corp.(a)
377,200
  3,000    Perkin-Elmer Corp.
219,188
  6,800    Tandy Corp.
228,650
  2,200    Tektronix, Inc.
148,363
 12,400    Texas Instruments Inc.
1,675,550
  3,400    Thomas & Betts Corp.
185,725
                                                    --------
----

24,147,518
------------------------------------------------------------
----
Environmental Services--0.3%
 20,700    Laidlaw Inc. (Class
             openqopenqBclquoclquo stock)
309,206
 29,100    Waste Management Inc.
1,016,681
                                                    --------
----

1,325,887
------------------------------------------------------------
----
Financial Services--3.8%
 30,500    American Express Co.
2,497,188
  3,500    Beneficial Corp.
266,656
  6,900    Block (H&R), Inc.
266,513
 17,400    Charles Schwab Corp.
622,050

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Financial Services (cont'd.)
  7,200    Countrywide Mortgage Investments, Inc.   $
262,350
  9,900    Equifax Inc.
311,231
 45,000    Federal Home Loan Mortgage Corp.
1,586,250
 69,000    Federal National Mortgage Assn.
3,243,000
 29,300    First Data Corp.
1,100,581
  8,700    Green Tree Financial Corp.
408,900
  6,900    Household International Corp.
780,994
  2,800    MBIA, Inc.
351,225
 21,538    MBNA Corp.
872,269
 21,500    Merrill Lynch & Co., Inc.
1,595,031
 37,971    Morgan Stanley, Dean Witter, Discover
             & Co.
2,052,807
  7,100    Salomon, Inc.
533,831
 12,450    SunAmerica, Inc.
487,884
  4,350    Transamerica Corp.
432,825
 16,310    Washington Mutual, Inc.
1,137,623
                                                    --------
----

18,809,208
------------------------------------------------------------
----
Food & Beverage--2.3%
 36,356    Archer-Daniels-Midland Co.
870,265
 29,900    Campbell Soup Co.
1,465,100
 15,500    ConAgra, Inc.
1,023,000
  9,300    CPC International, Inc.
861,412
  2,000    Fleming Cos., Inc.
36,625
 10,450    General Mills, Inc.
720,397
  4,000    Giant Foods, Inc.
130,250
 24,200    H.J. Heinz Co.
1,117,737
  9,300    Hershey Foods Corp.
525,450
 26,800    Kellogg Co.
1,128,950
  9,000    Quaker Oats Co.
453,375
  6,900    Ralston Purina Co.
610,650
 31,300    Sara Lee Corp.
1,611,950
 11,500    Sysco Corp.
424,781
  7,500    Wm. Wrigley Jr. Co.
564,844
                                                    --------
----

11,544,786
------------------------------------------------------------
----
Forest Products--1.4%
  3,700    Boise Cascade Corp.
155,631
  6,100    Champion International Corp.
371,719
 12,300    Fort James Corp.                         $
563,494
  5,850    Georgia-Pacific Corp.
610,594
 19,716    International Paper Co.
1,085,612
 36,516    Kimberly-Clark Corp.
1,787,002
  7,100    Louisiana-Pacific Corp.
177,500
  3,300    Mead Corp.
238,425
  1,700    Potlatch Corp.
85,531
  6,800    Stone Container Corp.
105,825
  3,700    Temple Inland Inc.
236,800
  4,500    Union Camp Corp.
277,594
  6,400    Westvaco Corp.
230,800
 12,900    Weyerhaeuser Co.
765,937
  7,000    Willamette Industries, Inc.
267,750
                                                    --------
----

6,960,214
------------------------------------------------------------
----
Gas Pipelines--0.4%
 10,218    Cinergy Corp.
341,664
  3,600    Columbia Gas System, Inc.(a)
252,000
  6,000    Consolidated Natural Gas Co.
349,125
 19,400    Enron Corp.
746,900
  2,100    Peoples Energy Corp.
79,144
 10,300    Williams Cos., Inc.
482,169
                                                    --------
----

2,251,002
------------------------------------------------------------
----
Hospital Management--0.8%
  7,000    Beverly Enterprises, Inc.(a)
121,625
 43,528    Columbia/HCA Healthcare Corp.
1,251,430
 22,000    Healthsouth Corp.(a)
587,125
 11,000    Humana, Inc.(a)
261,938
  4,300    Manor Care, Inc.
142,975
 16,100    Service Corp. International
518,219
  1,400    Shared Medical Systems Corp.
74,025
 19,300    Tenet Healthcare Corp.(a)
562,112
 12,100    United Healthcare Corp.
605,000
                                                    --------
----

4,124,449

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Housing Related--0.6%
  2,800    Armstrong World Industries, Inc.         $
187,775
  1,800    Centex Corp.
105,075
  2,200    Fleetwood Enterprises, Inc.
73,838
 11,000    Loweclquos Companies, Inc.
427,625
 10,700    Masco Corp.
490,194
  6,300    Maytag Corp.
214,987
  3,500    Owens Corning Fiberglas Corp. (a)
127,750
  5,300    Pioneer Hi-Bred International, Inc.
482,300
  6,000    Stanley Works
258,000
  4,100    Tupperware Corp.
115,312
  4,800    Whirlpool Corp.
318,300
                                                    --------
----

2,801,156
------------------------------------------------------------
----
Insurance--4.2%
  9,700    Aetna Life & Casualty Co.
789,944
 28,574    Allstate Corp.
2,296,635
 16,115    American General Corp.
835,966
 45,568    American International Group, Inc.
4,702,048
 10,650    Aon Corp.
563,119
 11,400    Chubb Corp.
810,112
  4,750    CIGNA Corp.
884,687
 12,200    Conseco, Inc.
595,512
  5,200    General Re Corp.
1,032,200
  7,700    ITT Hartford Group Inc.
662,681
  4,625    Jefferson-Pilot Corp.
365,375
  6,800    Lincoln National Corp.
473,450
 10,800    Marsh & McLennan Cos.
827,550
  7,500    MGIC Investment Corp.
429,844
  4,700    Progressive Corp.
503,488
  8,000    SAFECO Corp.
424,000
  5,400    St. Paul Cos, Inc.
440,438
  8,900    Torchmark Corp.
349,325
 41,761    Travelers, Inc.
2,850,188
  8,900    UNUM Corp.
406,063
  7,200    USF&G Corp.
165,150
 10,400    Wachovia Corp.
748,800
                                                    --------
----

21,156,575
Leisure--1.1%
  6,300    Brunswick Corp.                          $
222,075
  6,600    Harrahclquos Entertainment Inc.(a)
148,088
  8,000    Hasbro, Inc.
225,000
  7,600    ITT Corp. (New)
514,900
  2,600    King World Productions, Inc.(a)
112,450
 18,987    Mattel, Inc.
628,944
 11,600    Mirage Resorts, Inc. (a)
349,450
 43,692    Walt Disney Co.
3,522,667
                                                    --------
----

5,723,574
------------------------------------------------------------
----
Lodging--0.4%
 10,500    HFS, Inc.(a)
781,594
 16,400    Hilton Hotels Corp.
552,475
  8,200    Marriott International, Inc.(a)
582,712
                                                    --------
----

1,916,781
------------------------------------------------------------
----
Machinery--1.2%
  1,400    Briggs & Stratton Corp.
69,213
  4,800    Case Corp.
319,800
 24,500    Caterpillar Inc.
1,321,469
  2,400    Cincinnati Milacron, Inc.
64,500
  8,000    Cooper Industries, Inc.
432,500
 16,600    Deere & Co.
892,250
  7,300    Dover Corp.
495,487
  5,000    Eaton Corp.
461,875
  3,300    Harnischfeger Industries, Inc.
141,075
 10,700    Ingersoll-Rand Co.
460,769
  5,104    PACCAR Inc.
285,824
  7,325    Parker Hannifin Corp.
329,625
  3,950    Snap-On Inc.
181,947
  9,600    Thermo Electron Corp.(a)
384,000
  4,100    Timken Co.
164,256
                                                    --------
----

6,004,590
------------------------------------------------------------
----
Media--1.7%
 22,750    Comcast Corp.
585,813
  9,400    Donnelley (R.R.) & Sons, Co.
335,463

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Media (cont'd.)
  6,200    Dow Jones & Co., Inc.                    $
289,850
 11,400    Dun & Bradstreet Corp.
323,475
  9,150    Gannett Co., Inc.
987,628
  7,950    Interpublic Group of Companies, Inc.
407,934
  6,000    Knight-Ridder, Inc.
327,750
  6,300    McGraw Hill Cos., Inc.
426,431
  3,400    Meredith Corp.
112,625
  5,900    New York Times Co.
309,750
 36,400    Time Warner, Inc.
1,972,425
  6,200    Times Mirror Co.
340,613
  7,700    Tribune Co.
410,506
 39,000    U.S. West Media Group
870,187
 22,739    Viacom, Inc.(a)
719,121
                                                    --------
----

8,419,571
------------------------------------------------------------
----
Mineral Resources--0.5%
  2,600    ASARCO Inc.
83,200
 23,900    Barrick Gold Corp.
591,525
  6,150    Cyprus Amax Minerals Co.
147,600
  9,700    Echo Bay Mines, Ltd.
55,169
 12,900    Freeport-McMoran Copper & Gold, Inc.
371,681
  9,800    Homestake Mining Co.
150,063
 10,800    INCO, Ltd.
270,675
 10,037    Newmont Mining Corp.
451,038
  4,200    Phelps-Dodge Corp.
326,025
 15,900    Placer Dome, Inc.
304,087
                                                    --------
----

2,751,063
------------------------------------------------------------
----
Miscellaneous Basic Industry--5.0%
 11,900    Applied Materials, Inc.(a)
1,133,475
 13,900    Browning-Ferris Industries, Inc.
529,069
 11,000    Cognizant Corp.
448,250
  2,900    Crane Co.
119,263
  4,100    Ecolab, Inc.
199,106
  2,450    FMC Corp.(a)
217,438
 11,500    Fortune Brands, Inc.
387,406
212,900    General Electric Co.
14,490,506
  3,200    General Signal Corp.                     $
138,400
  3,300    Grainger (W.W.) Inc.
293,700
 16,200    Illinois Tool Works, Inc.
810,000
  8,100    ITT Industries Inc.
268,819
  7,400    Loews Corp.
835,737
  2,900    Millipore Corp.
142,463
    500    NACCO Industries, Inc.
58,781
  8,033    Pall Corp.
173,212
 11,600    PPG Industries, Inc.
727,175
 10,700    Textron, Inc.
695,500
  8,100    TRW Inc.
444,487
 17,300    Tyco International Ltd.
1,419,681
 42,000    Westinghouse Electric Corp.
1,136,625
                                                    --------
----

24,669,093
------------------------------------------------------------
----
Miscellaneous Consumer Growth--1.6%
  5,100    American Greetings Corp.
188,063
  5,900    Black & Decker Corp.
219,775
 14,800    Corning, Inc.
699,300
 21,400    Eastman Kodak Co.
1,389,662
  2,200    Jostens, Inc.
59,675
 27,000    Minnesota Mining & Manufacturing Co.
2,497,500
  2,700    Polaroid Corp.
138,206
  9,400    Rubbermaid, Inc.
240,288
 10,400    Unilever N.V.
2,211,300
  6,300    Whitman Corp.
171,675
                                                    --------
----

7,815,444
------------------------------------------------------------
----
Office Equipment & Supplies--2.9%
  6,800    Avery Dennison Corp.
272,000
 49,232    Compaq Computer Corp.(a)
3,680,092
  8,300    Honeywell, Inc.
557,656
  9,000    Ikon Office Solutions Inc.
230,063
 64,200    International Business Machines Corp.
6,801,187
  9,400    Pitney Bowes, Inc.
781,963
 10,900    Unisys Corp.(a)
166,906
 20,950    Xerox Corp.
1,763,728
                                                    --------
----

14,253,595

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Petroleum--7.8%
  5,900    Amerada Hess Corp.                       $
363,956
 32,000    Amoco Corp.
3,084,000
  3,900    Anadarko Petroleum Corp.
280,069
  5,900    Apache Corp.
252,962
  4,600    Ashland Oil, Inc.
250,125
 20,800    Atlantic Richfield Co.
1,777,100
  7,900    Burlington Resources Inc.
405,369
 42,500    Chevron Corp.
3,535,469
  5,998    Enserch Exploration, Inc. (a)
53,982
161,000    Exxon Corp.
10,314,062
  3,000    Kerr-McGee Corp.
206,438
  2,200    Louisiana Land & Exploration Co.
172,288
 51,200    Mobil Corp.
3,788,800
  2,558    Monterey Resources, Inc.
53,723
 21,500    Occidental Petroleum Corp.
557,656
  2,900    Pennzoil Co.
231,094
 17,100    Phillips Petroleum Co.
882,787
139,200    Royal Dutch Petroleum Co. (ADR)
             (Netherlands)
7,725,600
  4,900    Sun Co., Inc.
214,681
 11,000    Tenneco, Inc.
526,625
 34,400    Texaco Inc.
2,113,450
 16,760    Union Pacific Resources Group, Inc.
438,902
 16,300    Unocal Corp.
704,975
 18,900    USX Marathon Corp
702,844
                                                    --------
----

38,636,957
------------------------------------------------------------
----
Petroleum Services--1.2%
 10,800    Baker Hughes, Inc.
472,500
 11,600    Dresser Industries, Inc.
498,800
 16,500    Halliburton Co.
858,000
  1,700    Helmerich & Payne, Inc.
136,000
  3,300    McDermott International, Inc.
120,450
  6,800    Oryx Energy Co.(a)
172,975
 28,500    PG&E Corp.
660,844
  5,600    Rowan Cos., Inc.(a)
199,500
 32,100    Schlumberger, Ltd.
2,702,419
  5,500    Sonat Inc.
279,812
  3,400    Western Atlas, Inc.(a)                   $
299,200
                                                    --------
----

6,400,500
------------------------------------------------------------
----
Precious Metals--0.0%
 15,200    Battle Mountain Gold Co.
109,250
------------------------------------------------------------
----
Railroads--0.7%
 10,065    Burlington Northern Inc.
972,531
 14,100    CSX Corp.
824,850
  8,100    Norfolk Southern Corp.
836,325
 16,100    Union Pacific Corp.
1,008,262
                                                    --------
----

3,641,968
------------------------------------------------------------
----
Restaurants--0.5%
  9,950    Darden Restaurants Inc.
115,047
 44,700    McDonaldclquos Corp.
2,128,837
  8,600    Wendyclquos International, Inc.
182,750
                                                    --------
----

2,426,634
------------------------------------------------------------
----
Retail--4.8%
 16,100    Albertsonclquos, Inc.
561,487
 17,500    American Stores Co.
426,563
 10,000    AutoZone, Inc.(a)
300,000
  6,200    Charming Shoppes, Inc.
38,169
  6,200    Circuit City Stores, Inc.
249,938
 11,300    CVS Corp.
642,687
 14,000    Dayton Hudson Corp.
839,125
  7,500    Dillard Department Stores, Inc.
328,594
 13,800    Federated Department Stores, Inc.(a)
595,125
 17,900    Gap, Inc.
896,119
  2,600    Great Atlantic & Pacific Tea Co., Inc.
82,550
  4,800    Harcourt General, Inc.
237,900
 47,449    Home Depot, Inc.
2,473,279
 30,900    Kmart Corp.
432,600
 16,700    Kroger Co.(a)
504,131
 17,688    Limited, Inc.
432,251
  4,800    Liz Claiborne, Inc.
263,700

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Retail (cont'd.)
 16,000    J.C. Penney, Inc.                        $
932,000
  2,600    Longs Drug Stores Corp.
69,388
 15,400    May Department Stores Co.
839,300
  2,300    Mercantile Stores, Inc.
144,756
 10,600    Newell Co.
424,000
 18,500    Nike, Inc. (Class B)
980,500
  5,100    Nordstrom, Inc.
325,125
  4,000    Pep Boys - Manny, Moe & Jack
109,000
 13,852    Price Costco, Inc.(a)
521,181
  3,600    Reebok International, Ltd.
175,275
  7,800    Rite-Aid Corp.
432,412
 25,500    Sears, Roebuck & Co.
1,451,906
 11,200    Sherwin-Williams Co.
329,700
  2,000    Stride Rite Corp.
27,125
  3,800    Supervalu, Inc.
149,150
 10,300    TJX Companies, Inc.
314,794
 18,800    Toys clquoRclquo Us Inc.(a)
667,400
147,000    Wal-Mart Stores, Inc.
5,383,875
 31,900    Walgreen Co.
817,437
  9,600    Winn-Dixie Stores, Inc.
340,200
  8,400    Woolworth Corp.
185,850
                                                    --------
----

23,924,592
------------------------------------------------------------
----
Rubber--0.2%
  3,500    B.F. Goodrich Co.
158,375
  5,400    Cooper Tire & Rubber
143,437
 10,200    Goodyear Tire & Rubber Co.
701,250
                                                    --------
----

1,003,062
------------------------------------------------------------
----
Steel--0.2%
 11,472    Allegheny Teldyne, Inc.
328,386
  5,600    Armco Inc.(a)
33,600
  7,000    Bethlehem Steel Corp.(a)
72,188
  3,100    Inland Steel Industries, Inc.
67,813
  5,900    Nucor Corp.
310,856
  5,500    USX Corp. - U.S. Steel Group
191,125
  6,350    Worthington Industries, Inc.
128,587
                                                    --------
----

1,132,555
Telecommunications--2.2%
 12,000    Alltel Corp.                             $
414,000
  5,987    Andrew Corp.(a)
156,785
  6,300    Clear Channel Communications, Inc.(a)
408,712
  7,400    DSC Communications Corp.(a)
199,338
 10,700    Frontier Corp.
246,100
 41,770    Lucent Technologies, Inc.
3,399,034
 44,900    MCI Communications Corp.
1,318,937
  9,500    NexLevel Systems, Inc.(a)
159,125
 17,000    Northern Telecom Ltd.
1,766,937
  4,800    Scientific Atlanta, Inc.
108,600
 28,000    Sprint Corp.
1,400,000
 34,000    Tele-Communications, Inc.(a)
697,000
 12,000    Tellabs, Inc.(a)
618,000
                                                    --------
----

10,892,568
------------------------------------------------------------
----
Textiles--0.2%
  5,000    Fruit of the Loom, Inc.(a)
140,625
  3,100    National Service Industries, Inc.
136,206
  2,500    Russell Corp.
73,594
  1,500    Springs Industries, Inc.
78,750
  4,200    V.F. Corp.
389,025
                                                    --------
----

818,200
------------------------------------------------------------
----
Tobacco--1.4%
157,350    Phillip Morris Cos., Inc.
6,539,859
 11,900    UST, Inc.
363,694
                                                    --------
----

6,903,553
------------------------------------------------------------
----
Trucking & Shipping--0.2%
  2,800    Caliber System Inc.
151,900
  7,500    Federal Express Corp.(a)
600,000
  4,800    Ryder System, Inc.
172,500
                                                    --------
----

924,400

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of                PRUDENTIAL
DRYDEN FUND
September 30, 1997                            PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Utility-Communications--5.1%
 32,600    AirTouch Communications.(a)              $
1,155,262
 35,700    Ameritech Corp.
2,374,050
105,500    AT&T Corp.
4,674,969
 50,058    Bell Atlantic Corp.
4,026,573
 64,300    BellSouth Corp.
2,973,875
 62,200    GTE Corp.
2,822,325
     41    Netscape Communications Corp.
1,476
 59,646    SBC Communications Inc.
3,660,800
 31,100    U.S. West Communications Group
1,197,350
 14,000    Unicom Corp.
327,250
 59,000    WorldCom Inc.(a)
2,087,125
                                                    --------
----

25,301,055
------------------------------------------------------------
----
Utilities - Electric--2.1%
 12,200    American Electric Power, Inc.
555,100
  9,900    Baltimore Gas & Electric Co.
274,725
  9,800    Carolina Power & Light Co.
352,187
 13,700    Central & South West Corp.
303,969
 15,300    Consolidated Edison Co.
520,200
 12,300    Dominion Resources, Inc.
465,862
  9,700    DTE Energy Co.
295,244
 23,497    Duke Power Co.
1,161,633
 26,200    Edison International
661,550
 15,700    Entergy Corp.
409,181
 12,000    FPL Group, Inc.
615,000
  7,800    General Public Utilities Corp.
279,825
 18,822    Houston Industries, Inc.
409,380
  8,300    Niagara Mohawk Power Corp.
79,369
  4,700    Northern States Power Co.
233,825
  9,700    Ohio Edison Co.
227,344
  5,300    Pacific Enterprises
179,538
 19,300    Pacificorp
431,837
 14,600    PECO Energy Co.
342,188
 10,400    PP & L Resources Inc.
227,500
 15,000    Public Service Enterprise Group          $
386,250
 44,000    Southern Co.
992,750
 15,600    Texas Utilities Co.
561,600
  6,900    Union Electric Co.
265,219
                                                    --------
----

10,231,276
           Total common stocks
             cost $361,151,805)
477,215,780
Principal Amount
(000)
SHORT-TERM INVESTMENTS--3.8%
------------------------------------------------------------
----
U.S. Government Securities--0.2%
 $1,200(b) United States Treasury Bill,
             4.94%, 12/18/97
             (cost $1,187,156)                      $
1,187,156
                                                    --------
----
------------------------------------------------------------
----
Repurchase Agreement--3.6%
 17,665    Joint Repurchase Agreement Account,
             6.127%, 10/01/97(Note 4)
             (cost $17,665,000)
17,665,000
                                                    --------
----
           Total short-term investments
             (cost $18,852,156)
18,852,156
------------------------------------------------------------
----
Total Investments--99.6%
           (cost $380,003,961; Note 3)
496,067,937
           Other assets in excess of
             liabilities--0.4%
1,939,428
                                                    --------
----
           Net Assets--100%
$498,007,365
                                                    --------
----
                                                    --------
----

---------------
(a) Non-income producing security.
(b) Pledged as initial margin on futures contracts.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                             PRUDENTIAL
DRYDEN FUND
Statement of Assets and Liabilities          PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1997
Investments, at value (cost
$380,003,961)...............................................
 ................         $496,067,937
Cash........................................................
 ............................................
30,824
Receivable for Fund shares
sold........................................................
 .................            3,445,272
Dividends and interest
receivable..................................................
 .....................              679,433
Receivable due from
Manager.....................................................
 ........................              324,620
Deferred expenses and other
assets......................................................
 ................                6,756

------------
   Total
assets......................................................
 ...................................          500,554,842

------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ....................            1,534,340
Payable for investments
purchased...................................................
 ....................              773,483
Due to broker - variation
margin......................................................
 ..................              126,875
Accrued
expenses....................................................
 ....................................              112,779

------------
   Total
liabilities.................................................
 ...................................            2,547,477

------------
Net
Assets......................................................
 ........................................
$498,007,365

------------

------------
Net assets were comprised of:
   Shares of beneficial
interest....................................................
 ....................         $     22,775
   Paid-in capital in excess of
par.........................................................
 ............          367,445,134

------------

367,467,909
   Undistributed net investment
income......................................................
 ............            4,093,229
   Accumulated net realized gain on
investments.................................................
 ........           10,104,301
   Net unrealized appreciation on investments and futures
contracts.....................................
116,341,926

------------
Net assets, September 30,
1997........................................................
 ..................         $498,007,365

------------

------------
Class I:
   Net asset value and redemption price per share
      ($312,127,196 / 14,272,607 shares of beneficial
interest issued and outstanding)..................
$21.87
Class Z:
   Net asset value and redemption price per share
      ($185,880,172 / 8,502,702 shares of beneficial
interest issued and outstanding)...................
$21.86

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

PRUDENTIAL DRYDEN FUND
PRUDENTIAL STOCK INDEX FUND
Statement of Operations
------------------------------------------------------------

                                                   Year
Ended
Net Investment Income                          September 30,
1997
Income
   Dividends (net of foreign withholding
      taxes of $33,846).....................      $
5,174,932
   Interest.................................
1,214,412
                                                  ----------
--
      Total income..........................
6,389,344
                                                  ----------
--
Expenses
   Management fee...........................
921,557
   Transfer agent's fees and expenses...
367,000
   Reports to shareholders..................
280,000
   Custodian's fees and expenses........
176,000
   Registration fees........................
136,000
   Legal fees...............................
30,000
   Audit fees...............................
15,000
   Administration fee.......................
26,557
   Organization expense.....................
13,385
   Trustees' fees.......................
11,250
   Miscellaneous............................
14,572
                                                  ----------
--
      Total expenses........................
1,991,321
Less: Expense subsidy (Note 2)..............
(681,561)
                                                  ----------
--
      Net expenses..........................
1,309,760
                                                  ----------
--
Net investment income.......................
5,079,584
                                                  ----------
--
Realized and Unrealized Gain
on Investments
Net realized gain on:
   Investment transactions..................
6,467,755
   Financial futures contracts..............
4,079,275
                                                  ----------
--

10,547,030
                                                  ----------
--
Net change in unrealized appreciation on:
   Investments..............................
80,065,453
   Financial futures contracts..............
261,725
                                                  ----------
--

80,327,178
                                                  ----------
--
Net gain on investments.....................
90,874,208
                                                  ----------
--
Net Increase in Net Assets
Resulting from Operations...................      $
95,953,792
                                                  ----------
--
                                                  ----------
--


PRUDENTIAL DRYDEN FUND
PRUDENTIAL STOCK INDEX FUND
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended September
30,
in Net Assets                           1997
1996
Operations
   Net investment income.........  $    5,079,584    $
2,743,808
   Net realized gain on
      investment transactions....      10,547,030
1,791,564
   Net change in unrealized
      appreciation on
      investments................      80,327,178
20,293,266
                                   --------------    -------
------
   Net increase in net assets
      resulting from
      operations.................      95,953,792
24,828,638
                                   --------------    -------
------
Dividends and distributions
   Dividends to shareholders from
      net investment income......      (3,111,526)
(2,181,628)
                                   --------------    -------
------
   Distributions to shareholders
      from net realized gains....      (1,795,111)
(4,441,170)
                                   --------------    -------
------
Fund share transactions
   Net proceeds from shares
      sold.......................     447,194,409
113,692,034
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      distributions..............       4,906,633
6,622,798
   Cost of shares reacquired.....    (229,519,348)
(56,086,722)
                                   --------------    -------
------
   Net increase in net assets
      from Fund share
      transactions...............     222,581,694
64,228,110
                                   --------------    -------
------
Net increase.....................     313,628,849
82,433,950
Net Assets
Beginning of year................     184,378,516
101,944,566
                                   --------------    -------
------
End of year......................  $  498,007,365    $
184,378,516
                                   --------------    -------
------
                                   --------------    -------
------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                               PRUDENTIAL
DRYDEN FUND
Notes to Financial Statements                  PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------
Prudential Dryden Fund (the "Company) is registered under
the
Investment Company Act of 1940 as an open-end, diversified
management investment
company. The Company was established as a Delaware business
trust on May 11,
1992 and currently consists of six separate funds, one of
which is the
Prudential Stock Index Fund (the "Fund"). Prior to October
30,
1996 the Company was named The Prudential Institutional Fund and prior to
September 20, 1996 it consisted of seven separate funds (the "Funds"), five of which were reorganized and combined with existing funds in the Prudential Mutual Funds family of funds (see Note 6).
The Company had no operations until July 7, 1992 when 10,000 shares of
beneficial interest of the Company were sold for $100,000 to
Prudential
Institutional Fund Management, Inc. Investment operations of the Fund commenced
on November 5, 1992. The Fund's investment objective is to
provide
investment results that correspond to the price and yield
performance of
Standard & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund.
Securities Valuation: Securities, including options,
warrants, futures contracts
and options thereon, for which the primary market is on a
national securities
exchange, commodities exchange or board of trade or NASDAQ
are valued at the
last sale price on such exchange or board of trade on the
date of valuation or,
if there was no sale on such day, at the mean between the
closing bid and asked
prices quoted on such day or at the bid price in the absence of an asked price.
Securities that are actively traded in the over-the-counter
market, including
listed securities for which the primary market is believed
to be
over-the-counter, are valued by a principal market maker or
independent pricing
agent.
U.S. Government securities for which market quotations are
available shall be
valued at a price provided by an independent broker/dealer
or pricing service.
Securities for which reliable market quotations are not
available or for which
the pricing agent or principal market maker does not provide a valuation or
methodology or provides a valuation or methodology that, in
the judgment of the
subadvisers, does not represent fair value, are valued at
fair value as
determined under procedures established by the Trustees.
In connection with transactions in repurchase agreements, it is the Fund's
policy that its custodian or designated subcustodians, under triparty repurchase
agreements, as the case may be take possession of the
underlying collateral
securities, the value of which exceeds the principal amount
of the repurchase
transaction, including accrued interest. To the extent that
any repurchase
transaction exceeds one business day, the value of the
collateral is
marked-to-market on a daily basis to ensure the adequacy of
the collateral. If
the seller defaults and the value of the collateral declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than transfer agent fees) and
unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the
underlying security.
Such variation margin is recorded for financial statement
purposes on a daily
basis as unrealized gain or loss. When the contract expires
or is closed, the
gain or loss is realized and is presented in the statement
of operations as net
realized gain (loss) on financial futures contracts.
The Fund invests in financial futures contracts in order to
hedge existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value. Under a variety of circumstances, the
Fund may not
achieve the anticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves the risk of imperfect
correlation in movements in the price of futures contracts
and the underlying
assets.
------------------------------------------------------------
--------------------

PRUDENTIAL DRYDEN FUND
Notes to Financial Statements
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
--------------------
Dividends and Distributions: Dividends and distributions of
the Fund are
declared in cash and automatically reinvested in additional
shares of the Fund.
The Fund will declare and distribute its net investment
income and net capital
gains, if any, at least annually. Dividends and
distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net income to its
shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and
rates.
Deferred Organizational Expenses: Approximately $450,000 of
costs were incurred
in connection with the organization and initial registration of the Company and
have been deferred and are being amortized ratably over a
period of sixty months
from the date each of the Funds commenced investment
operations.
------------------------------------------------------------
Note 2. Agreements
The Fund had a management agreement with Prudential
Institutional Fund
Management, Inc. through October 30, 1996. Pursuant to this
agreement,
Prudential Institutional Fund Management, Inc. had
responsibility for all
investment advisory services and supervised the subadviser's performance of
such services.
Prudential Institutional Fund Management, Inc. had a
subadvisory agreement with
The Prudential Investment Corporation ("PIC") through
October
30, 1996. PIC furnished investment advisory services in
connection with the
management of the Fund. Prudential Institutional Fund
Management, Inc. paid for
the costs and expenses attributable to the subadvisory
agreement and the
salaries and expenses of all personnel of the Fund except
for fees and expenses
of unaffiliated Trustees. The Fund paid for all other costs
and expenses.
Through October 30, 1996 the management fee paid Prudential
Institutional Fund
Management, Inc. was computed daily and payable monthly at
an annual rate of .40
of 1% of the average daily net assets of the Fund. Effective
October 31, 1996
the management fee paid Prudential Investments Fund
Management LLC
("PIFM") is computed daily and payable monthly at an annual rate of .30 of 1% of the average daily net assets of the Fund.
Effective October 31, 1996 the Fund entered into a
management agreement with
PIFM. Pursuant to this agreement PIFM has responsibility for all investment
advisory services. PIFM has entered into a subadvisory
agreement with PIC. PIC,
subject to the supervision of PIFM, manages the assets of
the Fund in accordance
with its investment objectives and policies and in a manner
consistent with the
previous agreement. PIFM pays for the costs and expenses
attributable to the
subadvisory agreement and the salaries and expenses of all
personnel of the Fund
except for fees and expenses of unaffiliated Trustees. Effective May 1, 1997 PIFM has agreed to reimburse the Fund so that total operating expenses do not exceed .40% of the average net
assets for Class Z
shares of the Fund. Effective August 1, 1997 PIFM has agreed to reimburse the
Fund so that total operating expenses do not exceed .30% of
the average net
assets for Class I shares of the Fund. For the year ended
September 30, 1997,
PIFM subsidized $681,561 of the expenses of the Fund (.226%
of the average net
assets of the Fund/$.030 per share).
The Fund had an administration agreement with PIFM through
October 30, 1996. The
administration fee paid PIFM was computed daily and payable
monthly, at an
annual rate of .17% of the Company's average daily net
assets up to $250
million and .15% of the Company's average daily net assets
in excess of $250
million. PIFM furnished to the Fund such services as the
Fund required in
connection with the administration of the Fund's business
affairs. PIFM also
provided certain transfer agent services through its wholly-
owned subsidiary,
Prudential Mutual Fund Service LLC ("PMFS"). For such services, PMFS was paid .03% of the Company's average daily net assets up to
$250 million and .02% of the Company's average daily net
assets in excess of
$250 million from the administration fee paid to PIFM. Upon
termination of the
administration agreement, PMFS entered into a separate
transfer agency agreement
directly with the Fund.
Effective October 31, 1996 Prudential Securities
Incorporated
("PSI") became the distributor of the Fund's shares. Under the distribution agreement, PSI incurs the expenses of distributing the
Fund's shares, none of which is reimbursed by or paid for by the Fund.
Prudential Institutional Fund Management, Inc., PIC, PIFM
and PSI are
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
--------------------
                                             PRUDENTIAL
DRYDEN FUND
Notes to Financial Statements                PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------
The Fund, along with other affiliated registered investment
companies (the
"funds"), entered into a credit agreement (the "Agreement")
on December 31,
1996 with an unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
The Agreement
expires on December 30, 1997. Interest on any such
borrowings outstanding will
be at market rates. The purpose of the Agreement is to serve as an alternative
source of funding for capital share redemptions. The Fund
has not borrowed any
amounts pursuant to the Agreement as of September 30, 1997.
The funds pay a
commitment fee at an annual rate of .055 of 1% on the unused portion of the
credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata
basis by the funds.
------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-
term investments,
for the year ended September 30, 1997 aggregated
$230,411,073 and $12,947,978,
respectively.
On September 30, 1997, the Fund held 35 purchased financial
futures contracts on
the S&P 500 Index expiring December, 1997. The cost of such
contracts was
$16,425,800. The value of such contracts on September 30,
1997 was $16,703,750,
thereby resulting in an unrealized gain of $277,950.
The cost basis of investments for federal income tax
purposes is $380,054,009
and, accordingly, as of September 30, 1997, net unrealized
appreciation for
federal income tax purposes was $116,013,928 (gross
unrealized
appreciation--$117,543,776 gross unrealized depreciation--
$1,529,848).
------------------------------------------------------------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. At September
30, 1997, the Fund
had a 1.31% undivided interest in the repurchase agreements
in the joint
account. The undivided interest represented $17,665,000 in
principal amount. As
of such date, each repurchase agreement in the joint account and the collateral
therefor was as follows:
Credit Suisse First Boston Corp., 6.15%, in the principal
amount of
$341,000,000, repurchase price $341,058,254, due 10/1/97.
The value of the
collateral including accrued interest was $352,935,110. Goldman, Sachs & Co., Inc., 6.15%, in the principal amount of $341,000,000,
repurchase price $341,058,254, due 10/1/97. The value of the collateral
including accrued interest was $347,820,010.
Morgan Stanley Dean Witter, Discover & Co., 6.15%, in the
principal amount of
$325,256,000, repurchase price $325,311,564, due 10/1/97.
The value of the
collateral including accrued interest was $331,761,960.
UBS Securities LLC, 6.06%, in the principal amount of
$341,000,000, repurchase
price $341,057,402, due 10/1/97. The value of the collateral including accrued
interest was $347,821,030.
------------------------------------------------------------
Note 5. Capital
The Fund offers Class I and Class Z shares. Class I shares are not subject to any sales or redemption charge and are offered to certain pension, profit sharing or other employee benefit plans qualified under
Section 401, 457 or
403(b)(7) of the Internal Revenue Code. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest at
$.001 par value dividend into two classes, designated Class
Z and Class I.
Transactions in shares of beneficial interest during the fiscal year ended
September 30, 1997 and the fiscal year ended September 30, 1996 were as follows:

Class I                               Shares          Amount
---------------------------------   -----------    ---------
----
Year ended September 30, 1997:
Shares sold......................     2,006,789    $
42,151,000
Shares issued in reinvestment of
  dividends and distributions....            --
--
Shares reacquired................    (1,553,190)
(33,405,742)
                                    -----------    ---------
----
Net increase in shares
  outstanding before exchange....       453,599
8,745,258
Shares issued upon exchange from
  Class Z........................    13,819,008
303,202,163
                                    -----------    ---------
----
Net increase in shares
  outstanding....................    14,272,607    $
311,947,421
                                    -----------    ---------
----
                                    -----------    ---------
----
Class Z
---------------------------------
Year ended September 30, 1997:
Shares sold......................    21,286,422    $
405,043,409
Shares issued in reinvestment of
  dividends and distributions....       283,293
4,906,633
Shares reacquired................   (10,728,183)
(196,113,606)
                                    -----------    ---------
----
Net increase in shares
  outstanding before exchange....    10,841,532
213,836,436
Shares issued upon exchange to
  Class I........................   (13,819,008)
(303,202,163)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................    (2,977,476)   $
(89,365,727)
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------

                                                 PRUDENTIAL
DRYDEN FUND
Notes to Financial Statements                    PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------

Class Z                               Shares          Amount
---------------------------------   -----------    ---------
----
Year ended September 30, 1996:
Shares sold......................     7,589,233    $
113,692,034
Shares issued in reinvestment of
  dividends and distributions....       467,712
6,622,798
Shares reacquired................    (3,745,568)
(56,086,722)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     4,311,377
64,228,110
                                    -----------    ---------
----
                                    -----------    ---------
----

Of the shares outstanding at September 30, 1997, PIFM and
affiliates owned
5,390,369 shares of the Fund.
------------------------------------------------------------
Note 6. Reorganization
On May 17, 1996, the Trustees of the Company approved an
Agreement and Plan of
Reorganization (the "Plan of Reorganization") for five other series of the Company. Each Plan of Reorganization was approved by applicable shareholders on September 7, 1996. This Fund approved a new
manager, distributor
and transfer agency agreements on October 30, 1996.
Under each Plan of Reorganization, all of the assets and
liabilities of the
Growth Stock Fund, Balanced Fund, Income Fund and Money
Market Fund
("Series") were transferred at net asset value for
equivalent
value of Class Z shares of Prudential Jennison Series Fund,
Inc., Prudential
Allocation Fund--Balanced Portfolio, Prudential Government
Income Fund, Inc. and
Prudential MoneyMart Assets, Inc., respectively. These
Series then ceased
operations.
The Company's International Stock Fund joined the Prudential
Global Fund as
separate series of a newly named Prudential World Fund, Inc.
Existing
shareholders became Class Z shareholders and the
International Stock Fund also
began offering Classes A, B and C shares.
Prudential Active Balanced Fund and the Fund remained a
series of The Prudential
Institutional Fund (renamed the Prudential Dryden Fund).
Existing shareholders
of Prudential Active Balanced Fund became Class Z
shareholders and Prudential
Active Balanced Fund began offering Classes A, B and C
shares. The Fund offers
Class I and Class Z shares. Effective October 30, 1996 these funds were managed
by PIFM, PMFS provides transfer agency services and PSI acts as distributor.
------------------------------------------------------------
--------------------

                                              PRUDENTIAL
DRYDEN FUND
Financial Highlights                          PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------

Class Z                                     Class I
                                                 -----------
-----------------------------------------------------     --
----------

November 5,        August 1,

1992(a)           1997(b)

Year Ended September 30,                   Through
Through
                                                 -----------
-----------------------------------     September 30,
September 30,
                                                   1997
1996         1995        1994           1993
1997
                                                 --------
--------     --------     -------     -------------     ----
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........   $  16.06
$  14.22     $  11.27     $ 11.12        $ 10.00          $
21.87
                                                 --------
--------     --------     -------        -------          --
-------
Income from investment operations:
Net investment income (c).....................        .46
 .25          .23         .26            .23
 .06
Net realized and unrealized gain on investment
   transactions...............................       5.75
2.44         2.97         .11            .94
(.06)
                                                 --------
--------     --------     -------        -------          --
-------
  Total from investment operations............       6.21
2.69         3.20         .37           1.17
--
                                                 --------
--------     --------     -------        -------          --
-------
Less distributions:
Dividends from net investment income..........       (.26)
(.28)        (.22)       (.18)          (.05)
--
Distributions from net realized gains.........       (.15)
(.57)        (.03)       (.04)            --
--
                                                 --------
--------     --------     -------        -------          --
-------
  Total distributions.........................       (.41)
(.85)        (.25)       (.22)          (.05)
--
                                                 --------
--------     --------     -------        -------          --
-------
Net asset value, end of period................   $  21.86
$  16.06     $  14.22     $ 11.27        $ 11.12          $
21.87
                                                 --------
--------     --------     -------        -------          --
-------
                                                 --------
--------     --------     -------        -------          --
-------
TOTAL RETURN(e)...............................     39.34%
19.72%       29.02%       3.33%          11.73%
0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............   $185,881
$184,379     $101,945     $50,119        $27,142          $
312,127
Average net assets (000)......................   $254,644
$142,540     $ 71,711     $38,098        $18,807
296,788
Ratios to average net assets:(c)
  Expenses....................................       .46%
 .60%         .60%        .60%            .60%(d)
 .30%(d)
  Net investment income.......................      1.66%
1.92%        2.55%       2.34%           2.41%(d)
1.73%(d)
Portfolio turnover rate.......................         5%
2%          11%          2%              1%
5%
Average commission rate paid per share........   $ 0.0250
$ 0.0250          N/A         N/A            N/A          $
0.0250

(a) Commencement of investment operations.
(b) Commencement of offering of Class I shares
(c) Net of expense subsidy.
(d) Annualized.
(e) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized. Total return includes the
effect of expense
    subsidies.
N/A--Data not required for these periods.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

                                              PRUDENTIAL
DRYDEN FUND
Report of Independent Accountants             PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees of
Prudential Dryden Fund--Prudential Stock Index Fund:
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Dryden Fund--Prudential
Stock Index Fund (the "Fund", one of the portfolios constituting Prudential Dryden Fund) (formerly The Prudential Institutional
Fund--Prudential Stock Index Fund) at September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.
These financial statements and financial highlights
(hereafter referred to as
"financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the year ended September 30, 1996 and the financial highlights for the periods other than the year ended September 30, 1997 were audited by other independent accountants, whose opinion dated November 13, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 19, 1997
------------------------------------------------------------
--------------------

                                             PRUDENTIAL
DRYDEN FUND
Change of Auditors                           PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------
Effective March 1, 1997, Deloitte & Touche LLP was terminated as the Fund's auditors. For the year ended September 30, 1993, through September 30, 1996,
Deloitte & Touche LLP expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund management and
Deloitte & Touche LLP prior to their termination. The Board of Trustees approved the termination of Deloitte & Touche LLP and the appointment of Price Waterhouse
LLP as the Fund's independent accountants.

                                             PRUDENTIAL
DRYDEN FUND
Federal Income Tax Information               PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Fund's fiscal year end (September 30, 1997) as to the
federal tax status of
dividends paid by the Fund during such fiscal year.
Accordingly, we are advising
you that in 1997 the Fund paid distributions to Class Z
shares totalling $0.41
per share, comprised of $0.26 per share of net investment
income, $0.06 per
share from short-term capital gains (both of which are
taxable as ordinary
income) and $0.09 per share of net long-term capital gains
which are taxable as
such. Further, we wish to advise you that 90% of the
ordinary income dividends
paid in the fiscal year ended September 30, 1997 qualified
for the corporate
dividends received deduction available to corporate
taxpayers.
In January 1998, you will be advised on IRS Form 1099 DIV or substitute Form
1099 DIV as to the federal tax status of the distributions
received by you in
calendar 1997. The amounts that will be reported on such
Form 1099 DIV will be
the amounts to use on your 1997 federal income tax return
and will differ from
the amounts which we must report for the Fund's fiscal year
ended September
30, 1997.
------------------------------------------------------------
--------------------
                                       20

Comparing A $10,000 Investment.
-------------------------------------------------
Prudential Stock Index Fund vs. the S&P 500 Index.


Prudential Stock Index Fund

S&P 500 Index

Average Annual Total
 Returns - Class Z
--------------------
*Without Sales Charge
20.41% (20.36) Since Inception
29.10% (29.02) for 3 Years
39.34% (39.08) for 1 Year

Class Z
(CHART)

Class I
(CHART)

Past performance is not indicative of future results and an investor's shares may be worth more or less than their original cost.

These graphs are is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential Stock Index Fund (the "Fund") with a similar investment in the Standard & Poor's 500 Index (S&P 500) by portraying the initial account value at the commencement of operations and subsequent account values at the end of each fiscal year (September 30) beginning in 1992. For purposes of the graph and, unless otherwise indicated in the accompanying table, it has been assumed that all recurring fees
(including management fees) were deducted and all dividends and distributions were reinvested. Since Class I shares have been in existence less than one year, no average annual total returns are presented.

The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York
Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities which comprise the S&P 500 may differ substantially from the securities in the
Fund's portfolio. S&P 500 is not the only index that may be used to characterize performance of equity funds and other indices may portray different comparative performance.

*Without waiver of management fees and/or expense subsidation, the Fund's average annual total returns would have been lower as indicated in the parentheses ( ).

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
Raritan Plaza One
Edison, NJ 08837

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431F209   MF174E
74431F860   Cat# 42M267I


(ICON)
Prudential
Active
Balanced
Fund

ANNUAL
REPORT
Sept. 30, 1997

(LOGO)

Prudential Active Balanced Fund
A Series of the Prudential Dryden Fund

Performance At A Glance.
Over the past 12 months, investors in U.S. stocks broadened their interests beyond the brand-name market leaders to include the less well-known and somewhat smaller companies favored by the Prudential
Active
Balanced Fund. So our stock holdings did quite well.
However,
their contribution to our return was diluted because we generally held less than 50% of assets in stock over the past year, while most balanced funds held 60%. We did this because we believed stock prices were high and vulnerable to earnings disappointments.

                                       Six     One Three
Since
                                      Months
Year   Years   Inception2
Cumulative          Class A           15.74%   N/A
N/A     17.48%
Total               Class B           15.37%   N/A
N/A     16.91%
Returns1            Class C           15.37%   N/A
N/A     16.91%
As of 9/30/97       Class Z           15.88%
21.34%  55.78%   73.98%
                    Lipper Balanced
                    Fund Avg3         17.57%
24.03%  66.73%    ***

                                  One      Three Since
                                  Year     Years Inception2
Average Annual
Total Returns1        Class Z    21.34%   15.92% 12.40%
As of 9/30/97

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee. Since Class A, B and C shares have been in existence less than one year, no average annual total returns are presented.

2Inception dates: 11/7/97 for Class A, B, and C shares;
1/4/93
for Class Z shares.

3Lipper average returns are 363 funds for six months, 333 funds for one year, and 209 funds for three years.

*** Lipper Since Inception returns are 21.61% for Class A,
B,
and C shares and 83.72% for Class Z shares for all shares in each share class.

How Investments Compared.
(As of 9/30/97)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a
great deal. Investors have
received higher historical total
returns from stocks than
from most other investments. Smaller
capitalization stocks
offer greater potential for long-term
growth but may be
more volatile than larger
capitalization stocks.

General Bond Funds provide more income
than stock funds,
which can help smooth out their total
returns year by
year. But their prices still fluctuate
(sometimes significantly) and their
returns have been historically
lower than those of stock funds.

General Municipal Debt Funds invest in
bonds
issued by
state governments, state agencies
and/or municipalities.
This investment provides income that is
usually exempt
from federal and state income taxes.

Money Market Funds attempt to preserve
a constant share
value; they don't fluctuate much in
price but, historically, their returns
have been generally among the lowest of
the major investment categories.

Bradley Goldberg, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Active Balanced Fund
seeks the higher returns
that stocks have historically provided,
while trying to avoid the risks
inherent in an all-stock portfolio.
The Fund invests in a combination of
stocks, bonds and
lower-risk money market instruments,
such as shortterm
U.S. Treasury securities. By
diversifying in this way,
the Fund aims to benefit from rising
stock markets and
to provide investors with greater
protection when stocks
fall. There can be no assurance that
the Fund will achieve
its investment objective.

A Hybrid Strategy.
In stocks, we use a hybrid of growth
and value investing,
aiming at both greater earnings growth
than the market and
lower valuations. We look at companies
we think will
produce better earnings or earnings
sustainability than
most investors expect. We're somewhat
contrarian - we
look where most portfolio managers
don't. Our bond investment strategy is
cautious. We use bonds to stabilize
the price swings of the portfolio.


Strategy Session.

The sustainability of corporate
earnings growth is the dominant
issue for investment strategy today.
Earnings have been at record
highs and stock prices have risen to
expensive levels (even for
such elevated earnings). Should
earnings falter, stock prices
could fall. Throughout the past year,
we held a smaller
proportion of stocks than our peers
and our comparative
performance suffered. On September 30,
stock prices were
even higher and there had been signs
that market leaders
were hitting earnings plateaus.
Although we have reduced the
amount of cash we hold to below 10%,
most of our additional
investment has gone into bonds. Our
stock holdings were
only 51% of net assets, below the 60%
we consider neutral.
Bonds made up 39% of our investments
as of September 30.

Stocks.
In this environment, our investment
style -looking for long-term
earnings growth at faster rates than
the overall market in
companies selling significantly below
the average ratio of
price to earnings -- is particularly
appropriate.

For example, we recently purchased
Dole Foods at about 13 times
its estimated 1998 earnings, while
many food companies sell for
more than 20 times earnings. Why is
Dole so inexpensive? Because
bananas, which are classified as
commodities, are a large part of their
product mix, so the company is priced
as a commodity producer
instead of as a food company. We
believe Dole is developing
a more broad-based product mix, and
that its share price
should move up when investors come to
recognize this.

Bonds.
We believe the current premium paid on
corporate bonds over
Treasuries is too small to warrant
taking the increased risk,
so we are predominantly in Treasury
bonds. We increased the
duration of our portfolio -- a measure
of its sensitivity to changes in
interest rates -- slightly to 5.5
years.

Portfolio Composition
Sectors expressed as a percentage
of net assets as of 9/30/97.
(PIE CHART)

What Went Well.

Stocks Did Well.
Our stock holdings increased their
return substantially when
investors widened their focus from a
few large familiar companies to
include the smaller and cheaper
companies that we favor.

Our focus on publishing companies paid
off very well. The New
York Times Corporation, one of our
largest holdings, and McGraw
Hill, which owns Standard & Poor's as
well as many electronic
and paper publications, have both
performed well through the year.

In financial services, CIGNA -- an
insurance company -- was
our third largest holding and also a
great success. We also
did well on Hibernia -- a bank holding
company. It was among our 10 largest
holdings.

General Motors has been restructuring
for about 18 months;
investors are now recognizing the
fruits of that move. We
think GM is positioned to reward
shareholders over the next
few years with higher earnings and
more share repurchases
than expected. The stock is still
quite reasonably priced,
selling at only about nine times
earnings, when the multiples
for most comparable firms are well
into the double digits.

IBM, a traditional computer and
systems
integration firm,
had been somewhat neglected by
investors who focused on the
fast moving personal computer
business. IBM's sound performance
in its primary businesses drove the
stock nicely higher in the
past year.

And Not So Well.

Too Much Cash.
We held a fairly large amount of cash
-- as much as 19% during
the year -- and we would have earned
more had that been invested
in stocks or bonds. We believed that
this stock market's prices
were quite vulnerable to a setback. We
had a defensive position,
holding more cash than usual through
the entire fiscal year.
When stocks turned down in October,
this cash cushioned our portfolio.

During most of our reporting period,
investors preferred the large,
name-brand growth stocks that we were
avoiding because we thought
they were overpriced. If we had joined
the herd, we would have
improved our performance considerably
over that period. However,
we believe it would have been unwise
to try to time
precisely the turn toward our less
expensive stocks. Over the
full period, our stocks more than
caught up.

Five Largest Holdings.
2.6%   General Motors Corp.
 Automobiles
2.0%   New
York Times
Co.
 Publishing
2.0%   CIGNA
Corp.
  Insurance
1.7%
International
Business
 Machines Corp.
Computer Systems
1.7%   The
Limited, Inc.
       Retail

Expressed as a percentage of total
net assets as of 9/30/97.

Looking Ahead.
As of September 30, stock prices
seemed high, assuming that
future earnings remain strong. We
believed there wasn't much
room left for stock prices to
advance. Moreover, investors
had been punishing companies when
their earnings fell below
analysts' high estimates even when
those earnings represented
reasonable growth. The value
orientation of our investment
style is particularly appropriate for
this market.

We have increased our bond allocation
to 39% because we believe
that real (inflation-adjusted)
interest rates are too high. Bond
prices
could rise (and yields fall) in a
correction.

Brad Goldberg Explains Hybrid
Investing.

How Portfolio Manager Brad Goldberg
takes the best from growth and
value investing to make the most of
today's investment opportunities

Q. Are you a growth or value investor?

A. Neither. We use a hybrid of value
and growth styles: we look
for good earnings growth for the
portfolio as a whole at as
reasonable a valuation as we can find.
We're trying to achieve
better average earnings growth for our
holdings than for the
S&P 500, but with a significantly
lower price/earnings ratio.
We believe that such a portfolio will
be rewarded over the next
12 months, particularly if the market
leadership continues to
broaden as it did in the summer and
early fall of 1997.

Q. So you buy moderate growth stocks
because they sell at a reasonable
price?

A. No. There's more earnings variation
in the stocks we buy than
is implied by the term "moderate
growth stock." At any time, there
will be winners and losers in the
portfolio, but, on average, we
expect these companies to increase
their earnings by 16% in both
1997 and 1998. This is significantly
faster than the estimated
earnings growth of the S&P 500 overall
-- about 11% for 1997
and 8% for 1998. And we are not paying
a premium for this
earnings growth. For estimated 1998
earnings, we're selling
at less than 15 times earnings, while
the S&P 500 is at 20
times (as of September 30).

Q. Where do you look for these
companies?

A. We prefer mid to large cap stocks.
(Market capitalization is
the market value of all a company's
outstanding shares -- what
it would take to buy the entire
company.) We like companies
that control their destiny and have
high revenue and unit growth
rates. We frequently do well with
stocks that start between
$2 billion and $20 billion (as opposed
to the $40$50 billion
large companies). We monitor about 400
stocks, checking for
unit growth, profitability, clean
balance sheets, management that
can capitalize on opportunities, and a
research and development pipeline.

Q. How do you assess long-term growth
potential?

A. At daily morning meetings, our 17
investment professionals share
information and opinions about the
companies they follow. Our analysts
meet their management, suppliers,
competitors and customers. We depend
on our analysts to
make their own judgments about risk
and reward potential
using any available information
resource.

Q. Your cash holdings this year were
higher than usual. Why?

A. If we don't think there's a
compelling reason to put
cash to work, we'll hold back. We've
tended to hold
moderate amounts of cash, giving us
the flexibility
to move quickly on new equity
recommendations. We don't feel
compelled to buy.

We buy when we are satisfied that a
stock's potential
reward clearly outweighs its risk. We
estimate the future trading range for
a stock; a new purchase should have
three times the potential gain as
loss.
If we can't find a stock like that,
then we'll hold
cash. And if we think a stock we own
no longer has at
least twice the potential gain as
loss, it's a candidate
for sale. We're not attracted to a
stock that we think
can rise only 15%, because the stock
can also go down 15%. We look for
significantly more growth potential
than that. This year, fewer stocks had
that favorable balance of risk and
reward.

Brad Goldberg                (PICTURE)

President's Letter
November 12, 1997

Keep Events In Perspective.

Dear Shareholder:

For investors, the late October
decline experienced by the
financial markets was unsettling --
but let's put events in perspective.

October's downturn was the third
significant one this year. Stock
prices fell sharply in early spring
and dropped again in late
summer. Yet following each episode the
financial markets recovered
any lost ground. That's very important
because it shows that
investors today are not easily swayed
by temporary setbacks --
they choose to stay the course and are
investing for the long term.

Despite the recent volatility, it has
been a very good year for
investors. Plus, the U.S. economy is
strong, inflation remains
low, and unemployment is down. At the
end of the sell-off on
October 27, the Standard & Poor's 500
Index had still gained more than 18%
for the year. The Dow Jones
Industrial Average was also up 11% and
the Nasdaq Composite
nearly 19%.

Here are a few more thoughts that may
help you during times
of market uncertainty:

--   Keep your expectations realistic.
Seasoned investors know
that financial markets rise and fall -
- as will the value of
their holdings. Over time, however,
stocks have been shown to
produce very attractive returns. As a
matter of fact, the S&P
500 rose more than 280% from the time
of the last major market
downturn (October 31, 1987) through
December 31, 1996, according
to Lipper Analytical Services.

--   Don't make rash decisions. If you
have an investment plan,
stick to it. While past performance is
not indicative
of future results, historically,
investors have profited by
taking advantage of the long-term
growth potential of U.S. stocks.

--   We're on your side. Your
Prudential
Securities Financial
Advisor or Pruco Securities Registered
Representative can
help you understand what's happening
in the financial markets.
Why not call him or her today?

Thank you for your continued
confidence in Prudential Mutual Funds
and Annuities. We'll do everything we
can to keep you informed and
to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as
PRUDENTIAL
DRYDEN FUND
of September 30, 1997
PRUDENTIAL
ACTIVE BALANCED FUND -----------------
--------------------------------------
----

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
LONG-TERM INVESTMENTS--90.7%
COMMON STOCKS--50.8% -----------------
    -----------------------------
--------------
Airlines--0.6%
   10,600   Delta Air Lines, Inc.
$     998,388
--------------------------------------
---------------------
Automobiles & Trucks--2.7%
   61,800   General Motors Corp.
4,136,737
    4,700   Meritor Automotive Inc.(a)
112,495

-------------

4,249,232 ----------------------------
-------------------------------
Banking--3.2%
   14,400   Chase Manhattan Corp.
1,699,200
   14,500   Fleet Financial Group,
Inc.
950,656
  142,200   Hibernia Corp. U.A.
2,417,400

-------------

5,067,256
--------------------------------------
---------------------
Business Services--4.3%
   40,975   CUC International Inc.(a)
1,270,225
   25,000   Hertz Corp
942,187
   20,300   Manpower, Inc.
801,850
   50,200   Ogden Corp.
1,185,975
    8,600   Omnicom Group
625,650
   58,800   Ryder System, Inc.
2,113,125

-------------

6,939,012 ----------------------------
-------------------------------
Computer Systems/Peripherals--4.1%
   18,400   Digital Equipment Corp.(a)
796,950
   20,000   Hewlett-Packard Co.
1,391,250
   25,700   International Business
Machines
              Corp.
2,722,594
   21,550   Symbol Technologies, Inc.
946,853
   48,100   Unisys Corp.(a)
736,531

-------------

6,594,178 ----------------------------
-------------------------------
Food--1.2%
   42,900   Dole Food Company, Inc.
1,938,544
Hotels--0.9%
   41,000   Hilton Hotels Corp.
$   1,381,188
--------------------------------------
---------------------
Household & Personal Care Products--
0.5%
   44,300   The Dial Corp.
772,481 ------------------------------
-----------------------------
Insurance--2.8%
   16,800   CIGNA Corp.
3,129,000
   27,600   NAC Re Corp.
1,417,950

-------------

4,546,950 ----------------------------
-------------------------------
Machinery--1.0%
   16,800   Case Corp.
1,119,300
    9,400   Caterpillar Inc.
507,012

-------------

1,626,312 ----------------------------
-------------------------------
Media--0.7%
   43,200   Westinghouse Electric
Corp.
1,169,100 ----------------------------
-------------------------------
Metals--2.2%
   47,700   Alumax, Inc.(a)
1,949,738
   22,900   Reynolds Metals Co.
1,621,606

-------------

3,571,344 ----------------------------
-------------------------------
Oil Services--2.0%
   25,300   Baker Hughes, Inc.
1,106,875
   25,600   Dresser Industries, Inc.
1,100,800
   21,800   Unocal Corp.
942,850

-------------

3,150,525 ----------------------------
-------------------------------
Paper--2.3%
   35,500   Boise Cascade Corp.
1,493,219
   22,300   Champion International
Corp.
1,358,906
   49,600   Stone Container Corp.
771,900

-------------

3,624,025
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
4

Portfolio of Investments as
PRUDENTIAL DRYDEN FUND
of September 30, 1997
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
---------------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
Petroleum (Domestic)--2.3%
   18,600   Amerada Hess Corp.
$   1,147,387
   17,900   Anadarko Petroleum Corp.
1,285,444
   49,023   Union Pacific Resources
Group, Inc.
1,283,790

-------------

3,716,621 ----------------------------
-------------------------------
Pharmaceuticals--0.1%
    4,300   Vertex Pharmaceuticals,
Inc.(a)
162,325 ------------------------------
-----------------------------
Photography/Imaging Technology--1.0%
   19,200   Xerox Corp.
1,616,400 ----------------------------
-------------------------------
Publishing--5.7%
   43,700   American Greetings Corp.
1,611,438
   30,600   McGraw-Hill Companies,
Inc.
2,071,237
   61,000   New York Times Co.
3,202,500
   39,900   Tribune Co.
2,127,169

-------------

9,012,344 ----------------------------
-------------------------------
Railroads--0.9%
   21,561   Union Pacific Corp.
1,350,258 ----------------------------
-------------------------------
Realty Investment Trust--0.7%
   39,450   Avalon Properties, Inc.
1,173,638 ----------------------------
-------------------------------
Retail--3.0%
   24,100   AutoZone, Inc.(a)
723,000
  108,979   The Limited, Inc.
2,663,174
   24,600   Sears, Roebuck & Co.
1,400,663

-------------

4,786,837 ----------------------------
-------------------------------
Savings & Loan--0.9%
   20,200   Washington Mutual, Inc.
1,408,950
Semiconductor Devices & Equipment--
0.5%
   35,600   International Rectifier
Corp.(a)
$     832,150
--------------------------------------
---------------------
Specialty Chemicals--2.5%
   24,200   Betz Dearborn Inc.
1,654,675
   32,200   Dexter Corp.
1,290,012
   31,000   Morton International, Inc.
1,100,500

-------------

4,045,187 ----------------------------
-------------------------------
Steel & Metal--2.0%
   24,300   Kennametal, Inc.
1,178,550
   30,800   Steel Dynamics, Inc.(a)
723,800
   37,800   USX Corp.-U.S. Steel Group
1,313,550

-------------

3,215,900 ----------------------------
-------------------------------
Telecommunications Equipment--1.4%
   33,900   General Motors Corp.,
Series H
2,241,636 ----------------------------
-------------------------------
Trucking & Shipping--0.5%
   25,300   Knightsbridge Tankers Ltd.
716,306 ------------------------------
-----------------------------
Waste Management--0.8%
   36,800   Waste Management Inc.
1,285,701

-------------
            Total common stocks
          (cost $58,321,045)
81,192,788

-------------
PREFERRED STOCKS--0.5% ---------------
    -------------------------------
--------------
   15,400   USX Capital Trust Conv.
Pfd. 6.75%
              (cost $736,572)
736,313

-------------
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
5

PRUDENTIAL DRYDEN FUND
PRUDENTIAL ACTIVE BALANCED FUND
Portfolio of Investments as of
September 30, 1997 -------------------
--------------------------------------
--

Principal
Amount
(000)       Description
Value
(Note 1)
    ----------------------------------
-------------------------
DEBT OBLIGATIONS--39.4% --------------
--------------------------------------
-------
Corporate Bonds--1.0%
   $1,570   General Motors Acceptance
Corp.
              6.75%, 2/7/02
              (cost $1,576,798)
$   1,588,840

--------------------------------------
---------------------------------
U.S. Government Securities--38.4%
    9,805   United States Treasury
Bond,
         7.875%, 2/15/21
11,422,825
            United States
    Treasury Notes, 4,865
    8.875%, 11/15/98
5,029,194
    7,045   7.50%, 11/15/01
7,424,796
   17,435   6.25%, 2/15/03
17,601,155
   20,300   5.75%, 8/15/03
19,985,959

-------------
            Total U.S.
              Government
              securities (cost
              $59,559,007)
61,463,929

-------------
            Total debt
obligations
              (cost $61,135,805)
63,052,769

-------------
            Total long-term
              investments (cost
              $120,193,422)
144,981,870

-------------
SHORT-TERM INVESTMENT--10.6%
--------------------------------------
---------------------
Repurchase Agreement--10.6%
   16,910   Joint Repurchase Agreement
Account,
              6.127%, 10/01/97 (Note
5)
          (cost $16,910,000)
16,910,000 ---------------------------
--------------------------------
Total Investments--101.3%
      (cost $137,103,422; Note 4)
161,891,870
            Liabilities in excess of
              other assets--(1.3%)
(2,011,517)

-------------
            Net Assets--100%
$ 159,880,353

-------------

-------------

---------------
(a) Non-income producing security. ---
--------------------------------------
--------------------------------------
See Notes to Financial Statements.
6

PRUDENTIAL DRYDEN FUND
Statement of Assets and Liabilities
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
-----------------------------------

Assets
September 30, 1997
Investments, at value (cost
$137,103,422).........................
 ............ .........................
$161,891,870
Cash..................................
 ............
 ......................................
 ............ ...
205,643
Dividends and interest
receivable............................
 ............
 ..............................
866,767
Receivable for investments
sold..................................
 ............
 ..........................
577,190 Receivable for Fund shares
sold..................................
 ............
 ..........................
127,392 Deferred expenses and other
assets................................
 ............ .........................
7,060

------------------
    Total
assets................................
 ............
 ......................................
 ..... 163,675,922

------------------
Liabilities
Payable for investments
purchased.............................
 ............
 .............................
2,261,304 Payable for Fund shares
reacquired............................
 ............
 .............................
1,359,140 Accrued
expenses..............................
 ............
 ......................................
 ....... 89,843
Management fee
payable...............................
 ............
 ......................................
84,977
Distribution fee
payable...............................
 ............
 ....................................
305

------------------
    Total
liabilities...........................
 ............
 ......................................
 ..... 3,795,569
------------------
Net
Assets................................
 ............
 ......................................
 ........... $159,880,353

------------------

------------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...................................
 ............ ................
$     11,065
   Paid-in capital in excess of
par...................................
 ............ .....................
120,808,732

------------------

120,819,797
   Undistributed net investment
income................................
 ............ .....................
3,191,713
   Accumulated net realized gain on
investments...........................
 ............ .................
11,080,395
   Net unrealized appreciation on
investments...........................
 ............ ...................
24,788,448

------------------
Net assets, September 30,
1997..................................
 ............
 ...........................
$159,880,353

------------------

------------------
Class A:
   Net asset value and redemption
      price per share ($990,155 /
      68,713 shares of beneficial
interest issued and
outstanding).........................
$14.41
   Maximum sales charge (5% of
offering
price)................................
 ............
 .............                  .76
   Maximum offering price to
public................................
 ............ ........................
$15.17 Class B:
  Net asset value, offering price and
              redemption
price per share
     ($212,588 / 14,829 shares of
              beneficial
interest issued and
outstanding).........................
$14.34
Class C:
  Net asset value, offering price and
              redemption
price per share
      ($5,252 / 366 shares of
beneficial interest issued and
outstanding)..........................
 ....
$14.34
Class Z:
  Net asset value, offering price and
              redemption
price per share
 ($158,672,358 / 10,980,644 shares of
beneficial interest issued and
outstanding).................               $14.45
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
7

PRUDENTIAL DRYDEN FUND
PRUDENTIAL ACTIVE BALANCED FUND
Statement of Operations --------------
--------------------------------------
-------

Year Ended
Net Investment Income
September 30, 1997
Income

Interest............................
 ..    $
4,870,516
   Dividends (net of foreign
withholding
  taxes of $522).....................
1,282,755
                                            -----------------
    Total
income.........................
6,153,271
                                            -----------------
Expenses
   Management
fee........................ 1,009,861
   Distribution fee--Class
A.............
228
   Distribution fee--Class
B.............
650
   Distribution fee--Class
C.............
6
   Registration
fees.....................
183,000
   Transfer agent's fees and
expenses....
167,000
   Custodian's fees and
expenses.........
92,000
   Reports to
shareholders...............
88,000
   Legal
fees............................
33,000
   Administration
fee....................
21,553
   Audit
fee.............................
15,000
   Organization
expense..................
13,213
   Trustees'
fees........................
11,250

Miscellaneous.........................
1,676
                                            -----------------
    Total
expenses.......................
1,636,437
                                            -----------------
Net investment
income.................... 4,516,834
                                            -----------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions.......................
   ...
11,725,117
Net change in unrealized appreciation
   on
   investments........................
   ...
13,786,966
                                            -----------------
Net gain on
investments..................
25,512,083
                                            -----------------
Net Increase in Net Assets
Resulting from
Operations................                     $
30,028,917
                                            -----------------
                                            -----------------

PRUDENTIAL DRYDEN FUND
PRUDENTIAL ACTIVE BALANCED FUND
Statement of Changes in Net Assets ---
--------------------------------------
------------------

Increase
Year Ended September 30,
in Net Assets
1997
1996
Operations
  Net investment income..........  $
               4,516,834
$   4,391,687
   Net realized gain on
      investment..................    11,725,117
9,129,045
   Net change in unrealized
      appreciation/depreciation on
      investments.................    13,786,966
(1,120,181)

------------------------
   Net increase in net assets
      resulting from operations...    30,028,917
12,400,551

------------------------
Dividends and distributions
   Dividends to shareholders from net
      investment income
      Class A.....................           (64)
--
      Class B.....................            (6)
--
      Class C.....................            (6)
--
      Class Z.....................    (4,627,738)
(3,972,955)
                                    -
-----------------------
                                      (4,627,814)
(3,972,955)
                                    -
-----------------------
   Distributions to shareholders
      from net realized gains
      Class A.....................          (128)
--
      Class B.....................           (12)
--
      Class C.....................           (12)
--
      Class Z.....................    (9,255,475)
(1,932,789)
                                    -
-----------------------
                                      (9,255,627)
(1,932,789)
                                    -
-----------------------
Fund share transactions (Note 6)
   Net proceeds from shares
      sold........................    55,048,728
36,454,403
   Net asset value of shares
      issued in reinvestment of
      distributions...............    13,883,406
5,905,744
   Cost of shares reacquired......
(78,785,554) (28,618,544)
                                    -
-----------------------
   Net increase (decrease) in net
      assets from Fund share
      transactions................    (9,853,420)
13,741,603
                                    -
-----------------------
Total increase....................     6,292,056
20,236,410
Net Assets
Beginning of year.................
153,588,297 133,351,887
                                    --
----------------------
End of year.......................
$159,880,353
$ 153,588,297
                                    --
----------------------
                                    --
----------------------
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
8

PRUDENTIAL DRYDEN FUND
Notes to Financial Statements
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
-----------------------------------
The Prudential Dryden Fund (the
'Company') is registered under the
Investment
Company Act of 1940 as an open-end,
diversified management investment
company.
The Company was established as a
Delaware business trust on May 11,
1992 and
currently consists of six separate
funds, one of which is Active Balanced
Fund
(the 'Fund'). Prior to October 30,
1996 the Company was named the
Prudential
Institutional Fund and prior to
September 20, 1996, it consisted of
seven
separate funds (the 'Funds'), five of
which were reorganized on September
20,
1996 and combined with existing funds
in the Prudential Mutual Funds family
of
funds (see Note 7).
The Company had no operations until
July 7, 1992 when 10,000 shares of
beneficial interest of the Company
were sold for $100,000 to Prudential
Institutional Fund Management, Inc.
Investment operations of the Fund
commenced
on January 4, 1993. The Fund's
investment objective is to achieve
total returns approaching equity
returns, while accepting less risk
than an all-equity
portfolio, through an actively-managed
portfolio of equity securities, fixed
income securities and money market
instruments.
--------------------------------------
---------------------
Note 1. Accounting Policies
The following is a summary of
significant accounting policies
followed by the
Fund.
Securities Valuation: Securities,
including options, warrants, futures
contracts
and options thereon, for which the
primary market is a national
securities
exchange, commodities exchange, board
of trade or NASDAQ are valued at the
last
sale price on such exchange or board
of trade on the date of valuation or,
if
there was no sale on such day, at the
mean between the closing bid and asked
prices quoted on such day or at the
bid price in the absence of an asked
price.
Securities that are actively traded in
the overthe-counter market, including
listed securities for which the
primary market is believed to be
over-the-counter, are valued by a
principal market maker or independent
pricing
agent.
U.S. government securities for which
market quotations are readily
available are
valued at a price provided by an
independent broker/dealer or pricing
service.
Securities for which reliable market
quotations are not available or for
which
the pricing agent or principal market
maker does not provide a valuation or
methodology or provides a valuation or
methodology that, in the judgment of
the
subadviser, does not represent fair
value, are valued at fair value as
determined under procedures
established by the Trustees.
In connection with transactions in
repurchase agreements, it is the
Fund's
policy that its custodian or
designated subcustodians, under
triparty repurchase agreements, as the
case may be, take possession of the
underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction, including accrued
interest. To the extent that any
repurchase
transaction exceeds one business day,
the value of the collateral is
marked-to-market on a daily basis to
ensure the adequacy of the collateral.
If
the seller defaults and the value of
the collateral declines or, if
bankruptcy
proceedings are commenced with respect
to the seller of the security,
realization of the collateral by the
Fund may be delayed or limited.
Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date. Realized
gains or losses on sales of securities
are
calculated on the identified cost
basis. Dividend income is recorded on
the
ex-dividend date and interest income
is recorded on the accrual basis.
Expenses
are recorded on the accrual basis
which may require the use of certain
estimates
by management.
Net investment income (other than
distribution fees) and unrealized and
realized
gains or losses are allocated daily to
each class of shares based upon the
relative proportion of net assets of
each class at the beginning of the
day.
Dividends and Distributions: Dividends
and distributions of the Fund are
declared in cash and automatically
reinvested in additional shares of
the Fund.
The Fund will declare and distribute
its net investment income and net
capital
gains, if any, at least annually.
Dividends and distributions are
recorded on
the ex-dividend date.
Income distributions and capital gain
distributions are determined in
accordance
with income tax regulations which may
differ from generally accepted
accounting
principles.
Taxes: It is the Fund's policy to
continue to meet the requirements of
the
Internal Revenue Code applicable to
regulated investment companies and to
distribute all of its taxable net
investment income to its shareholders.
Therefore, no federal income tax
provision is required.
Withholding taxes on foreign dividends
have been provided for in accordance
with
the Fund's understanding of the
applicable country's tax rules and
rates. -------------------------------
--------------------------------------
----------

PRUDENTIAL DRYDEN FUND
Notes to Financial Statements
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
-----------------------------------
Deferred Organizational Expenses:
Approximately $450,000 of costs were
incurred
in connection with the organization
and initial registration of the
Company and
have been deferred and are being
amortized ratably over a period of
sixty months
from the date each of the Funds
commenced investment operations.
Reclassification of Capital Accounts:
The Fund accounts and reports
distributions to shareholders in
accordance with the American Institute
of
Certified Public Accountants'
Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain,
and
Return of Capital Distributions by
Investment Companies. For the fiscal
year
ended September 30, 1997, the
application of this statement
increased unrealized
appreciation on investments and
decreased paid-in capital by $7,210.
Net
investment income, net realized gains,
and net assets were not affected by
these reclassifications. -------------
--------------------------------------
--------
Note 2. Agreements
The Fund had a management agreement
with Prudential Institutional Fund
Management, Inc. through October 30,
1996. Pursuant to this agreement,
Prudential Institutional Fund
Management, Inc. had responsibility
for all
investment advisory services and
supervised the subadviser's
performance of such
services.
Prudential Institutional Fund
Management, Inc. had a subadvisory
agreement with
Jennison Associates Capital Corp.
('Jennison') through October 30, 1996.
Jennison furnished investment advisory
services in connection with the
management of the Fund. Prudential
Institutional Fund Management, Inc.
paid for
the costs and expenses attributable to
the subadvisory agreements and the
salaries and expenses of all personnel
of the Fund except for fees and
expenses
of unaffiliated Trustees. The Fund
paid for all other costs and expenses.
Through October 30, 1996 the
management fee paid Prudential
Institutional Fund
Management, Inc. was computed daily
and payable monthly at an annual rate
of .70
of 1% of the average daily net assets
of the Fund. Effective October 31,
1996
the Fund entered into a management
agreement with Prudential Investments
Fund
Management LLC ('PIFM') under which
the management fee is computed daily
and
payable monthly at an annual rate of
 .65 of 1% of the average daily net
assets
of the Fund. Pursuant to this
agreement PIFM has responsibility for
all
investment advisory services. PIFM has
entered into a subadvisory agreement
with
Jennison under which Jennison is
compensated by PIFM for its services
at an
annual rate of .30 of 1% of the Fund's
average daily net assets up to and
including $300 million and .25 of 1%
of the Fund's average daily net assets
in
excess of $300 million. This is the
same rate paid to Jennison under the
prior
subadvisory agreement.
Jennison, subject to the supervision
of PIFM, manages the assets of the
Fund in
accordance with its investment
objectives and policies and in a
manner
consistent with the previous
arrangement. PIFM pays for the
compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs
of
the Fund. The Fund will bear all other
costs and expenses.
The Fund had an administration
agreement with PIFM through October
30, 1996. The
administration fee paid PIFM was
computed daily and payable monthly, at
an
annual rate of .17% of the Company's
average daily net assets up to $250
million
and .15% of the Company's average
daily net assets in excess of $250
million.
PIFM furnished to the Fund such
services as the Fund required in
connection with
the administration of the Fund's
business affairs. PIFM provided
certain
transfer agent services through its
wholly-owned subsidiary, Prudential
Mutual
Fund Services LLC ('PMFS'). For such
services, PMFS was paid .03% of the
Company's average daily net assets up
to $250 million and .02% of the
Company's
average daily net assets in excess of
$250 million from the administration
fee
paid to PIFM (see note 3 below).
Effective October 31, 1996 Prudential
Securities Incorporated ('PSI') became
the
distributor of the Fund's Class A,
Class B and Class C shares. PSI also
incurs
the expenses of distributing the
Fund's Class Z shares under the
distribution
agreement, none of which is reimbursed
by or paid for by the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B
and
Class C shares pursuant to plans of
distribution (the 'Class A, B and C
Plans'),
regardless of expenses actually
incurred. The distribution fees are
accrued
daily and payable monthly. No
distribution or service fees are paid
to PSI as
distributor of Class Z shares of the
Fund. Pursuant to the Class A, B and
C Plans, the Fund compensates PSI for
distribution-related activities at an
annual rate of up to .30 of 1%, 1%
and 1%
of the average daily net assets of the
Class A, B and C shares, respectively.
Such expenses under the Plans were
charged at a rate of .25 of 1%, 1% and
1% of
the average daily net assets of the
Class A, B and C shares, respectively,
for
the period November 7, 1996 through
September 30, 1997.
PSI has advised the Fund that it
received approximately $12,900 in
front-end
sales charges resulting from sales of
Class A shares during the period ended
September 30, 1997. From these fees,
PSI paid such sales charges to
affiliated
broker-dealers, which in turn paid
commissions to salespersons and
incurred
other distribution costs. ------------
--------------------------------------
-----------------------------

PRUDENTIAL DRYDEN FUND
Notes to Financial Statements
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
-----------------------------------
Jennison, PIFM and PSI are wholly-
owned subsidiaries of The Prudential
Insurance
Company of America.
The Fund, along with other
affiliated registered investment
companies (the
'funds'), entered into a credit
agreement (the 'Agreement') on
December 31, 1996
with an unaffiliated lender. The
maximum commitment under the
Agreement is
$200,000,000. The Agreement expires
on December 30, 1997. Interest on any
such
borrowings outstanding will be at
market rates. The purpose of the
Agreement is
to serve as an alternative source of
funding for capital share
redemptions. The
Fund has not borrowed any amounts
pursuant to the Agreement as of
September 30,
1997. The funds pay a commitment fee
at an annual rate of .055 of 1% on
the
unused portion of the credit
facility. The commitment fee is
accrued and paid
quarterly on a pro-rata basis by the
funds. -------------------------------
----------------------------
Note 3. Other Transactions With
Affiliates
PMFS, a wholly-owned subsidiary of
PIFM, serves as the Fund's transfer
agent.
During the year ended September 30,
1997, the Fund incurred fees of
approximately $165,100 for the
services of PMFS. As of September 30,
1997,
approximately $16,200 of such fees
were due to PMFS. Transfer agent fees
and
expenses in the Statement of
Operations also include certain out-of-
pocket
expenses paid to non-affiliates. -----
--------------------------------------
----------------
Note 4. Portfolio Securities
Purchases and sales of portfolio
securities, excluding short-term
investments,
for the year ended September 30, 1997
aggregated $64,694,120 and
$66,972,643,
respectively.
The cost basis of investments for
federal income tax purposes is
$137,231,525.
As of September 30, 1997, net
unrealized appreciation for federal
income tax
purposes was $24,660,345 (gross
unrealized appreciation--$24,737,869,
gross
unrealized depreciation--$77,524). ---
--------------------------------------
------------------
Note 5. Joint Repurchase Agreement
Account
The Fund, along with other affiliated
registered investment companies,
transfers
uninvested cash balances into a single
joint account, the daily aggregate
balance of which is invested in one or
more joint repurchase agreements
collateralized by U.S. Treasury or
federal agency obligations. At
September 30,
1997, the Fund had a 1.3% undivided
interest in the repurchase agreements
in the
joint account. The undivided interest
represented $16,910,000 in principal
amount. As of such date, each
repurchase agreement in the joint
account and the
collateral therefor was as follows:
Credit Suisse First Boston Corp.,
6.15%, in the principal amount of
$341,000,000, repurchase price
$341,058,254, due 10/1/97. The value
of the
collateral including accrued
interest was $352,935,110.
Goldman, Sachs & Co., 6.15%, in the
principal amount of $341,000,000,
repurchase
price $341,058,254, due 10/1/97. The
value of the collateral including
accrued
interest was $347,820,010.
Morgan Stanley, Dean Witter, Discover
& Co., 6.15%, in the principal amount
of
$325,256,000, repurchase price
$325,311,564, due 10/1/97. The value
of the
collateral including accrued interest
was $331,761,960.
UBS Securities LLC, 6.06%, in the
principal amount of $341,000,000,
repurchase
price $341,057,402, due 10/1/97. The
value of the collateral including
accrued
interest was $347,821,030. -----------
--------------------------------------
----------
Note 6. Capital
The Fund offers Class A, Class B,
Class C and Class Z shares. Class A
shares are
sold with a front-end sales charge of
up to 5%. Class B shares are sold with
a
contingent deferred sales charge which
declines from 5% to zero depending on
the
period of time the shares are held.
Class C shares are sold with a
contingent
deferred sales charge of 1% during the
first year. Class B shares will
automatically convert to Class A
shares on a quarterly basis
approximately seven
years after purchase. Special
exchange privileges are also
available for
shareholders who qualify to purchase
Class A shares at net asset value or
Class
Z shares. Class Z shares are not
subject to any
sales or redemption charge and
are offered exclusively for sale to a
limited group of investors. The Fund
has
authorized an unlimited number of
shares of beneficial interest at
$.001 par
value per share. Transactions in
shares of beneficial interest during
the year
ended September 30, 1997 and
September 30, 1996 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------
------------
November 7, 1996(a)
  through September 30, 1997:
Shares sold........................       68,711
$    971,421
Shares issued in reinvestment of
  dividends and distributions......           15
183
Shares reacquired..................          (13)
(178)
                                      --------------------
-
Net increase in shares
  outstanding......................       68,713
$    971,426

---------------------

---------------------
         -----------------------------
--------------------------------------
------------

PRUDENTIAL DRYDEN FUND
Notes to Financial Statements
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
-----------------------------------

Class B                                 Shares
Amount
-----------------------------------
----------
------------
November 7, 1996(a)
  through September 30, 1997:
Shares sold........................       14,903
$    197,257
Shares issued in reinvestment of
  dividends and distributions......            1
9
Shares reacquired..................          (75)
(964)

---------------------
Net increase in shares
  outstanding......................       14,829
$    196,302

---------------------

---------------------
Class C
-----------------------------------
November 7, 1996(a)
  through September 30, 1997:
Shares sold........................          365
$      5,122
Shares issued in reinvestment of
  dividends and distributions......            1
9
Shares reacquired..................           --
--

---------------------
Net increase in shares
  outstanding......................          366
$      5,131

---------------------

---------------------
Class Z
-----------------------------------
Year ended September 30, 1997:
Shares sold........................    4,174,112
$ 53,874,928
Shares issued in reinvestment of
  dividends and distributions......    1,097,487
13,883,205
Shares reacquired..................   (6,097,293)
(78,784,412)
                                      --------------------
-
Net decrease in shares
  outstanding......................     (825,694)
$(11,026,279)
                                      --------------------
-
                                      --------------------
-
Year ended September 30, 1996:
Shares sold........................    2,893,381
$ 36,454,403
Shares issued in reinvestment of
  dividends and distributions......      483,285
5,905,744
Shares reacquired..................   (2,273,501)
(28,618,544)
                                      --------------------
-
Net increase in shares
  outstanding......................    1,103,165
$ 13,741,603
                                      --------------------
-
                                      --------------------
-

---------------
(a) Commencement of offering of Class
A, B, and C shares.
Of the shares outstanding at
September 30, 1997, PIFM and
affiliates owned
388,158 shares of the Fund. ----------
--------------------------------------
-----------
Note 7. Reorganization
On May 17, 1996, the Trustees of the
Company approved an Agreement and Plan
of
Reorganization (the 'Plan of
Reorganization') for five other series
of the
Company. Each Plan of Reorganization
was approved by applicable
shareholders on
September 7, 1996. This Fund approved
new manager, distributor and transfer
agency agreements on October 30, 1996.
Under each Plan of Reorganization, all
of the assets and liabilities of the
Growth Stock Fund, Balanced Fund,
Income Fund and Money Market Fund
('Series')
were transferred at net asset value
for equivalent value of Class Z shares
of
Prudential Jennison Series Fund, Inc.,
Prudential Allocation Fund--Balanced
Portfolio, Prudential Government
Income Fund, Inc.
and Prudential MoneyMart
Assets, Inc., respectively. These
Series then ceased operations.
The Company's International Stock
Fund joined the Prudential Global
Fund as
separate series of a newly named
Prudential World Fund. Existing
shareholders
became Class Z shareholders and the
International Stock Fund also began
offering
Classes A, B and C shares.
Prudential Stock Index Fund and the
Fund remained a series of The
Prudential
Institutional Fund (renamed the
Prudential Dryden Fund). Existing
shareholders
of the Fund became Class Z
shareholders and the Fund began
offering Classes A, B
and C shares. Prudential Stock Index
Fund offers Class I and Class Z
shares.
Effective October 30, 1996 these funds
were managed by PIFM. PMFS provides
transfer agency services and PSI acts
as distributor. ----------------------
-------------------------------------
Note 8. Proposed Reorganization
On August 26, 1997, the Board of
Trustees of the Fund Company approved
an
Agreement and Plan of Conversion and
Liquidation (the 'Plan') which
provides for
the transfer of all of the assets of
the Fund to the Prudential Jennison
Series
Fund, Inc.--Prudential Jennison Active
Balanced Fund (the 'Portfolio') in
exchange for the respective Class A,
Class B, Class C and Class Z shares of
the
Portfolio and the Portfolio's
assumption of the liabilities of the
Fund.
The Plan is subject to approval by the
shareholders of the Fund at a
shareholder
meeting scheduled on January 15, 1998.
If the Plan is approved, it is
expected
that the reorganization will take
place on or about January 23, 1998.
The Fund
will bear the costs of the
reorganization, including the cost of
proxy
solicitation. ------------------------
--------------------------------------
-----------------

PRUDENTIAL DRYDEN FUND
Financial Highlights
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
-----------------------------------

                                         Class A Class B
Class C
Class Z

------------     -------------     ---
----------                                --------
----------------------------
                                       November 7, November
7, November 7,
                                         1996(e) 1996(e)
1996(e)
                                         Through Through
Through                               Year Ended
September 30,

September 30,       September 30,
September 30,                           ------
------------------------------
                                          1997 1997
1997             1997
1996         1995

------------
-------------     -------------           --------
--     --------     --------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................       $ 13.40
$ 13.40           $ 13.40         $
13.01      $
12.46     $  10.92
                                           ---------
-----        ----------                   ----
----     --------
Income from investment
   operations:
Net investment
income.............
 .21(f)            .19(f)
 .13(f)
 .39(f)        .29(b)
 .33(b)
Net realized and unrealized gain
   (loss) on investment
   transactions...................          1.97
1.92              1.98
2.22
 .81         1.54
                                           ---------
-----        ----------                   ----
----     --------
   Total from investment
      operations..................          2.18
2.11              2.11
2.61
1.10         1.87
                                           ---------
-----        ----------                   ----
----     --------
Less distributions:
Dividends from net investment
   income.........................          (.39)
(.39)             (.39)
(.39)
(.37)        (.29)
Distributions from net realized
   gains..........................          (.78)
(.78)             (.78)
(.78)
(.18)        (.04)
                                           ---------
-----        ----------                   ----
----     --------
   Total distributions............         (1.17)
(1.17)            (1.17)
(1.17)
(.55)        (.33)
                                           ---------
-----        ----------                   ----
----     --------
Net asset value, end of period....       $ 14.41
$ 14.34           $ 14.34         $
14.45      $
13.01     $  12.46
                                           ---------        ---
--        ----------     ----
----     --------
                                           ---------        ---
--        ----------     ----
----     --------
TOTAL RETURN(d)...................         17.48%
16.91%            16.91%
21.34%
9.11%       17.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...
$   990
$   213           $     5
$158,672
$153,588     $133,352
Average net assets (000)..........
$   100
$    71           $     1
$154,199
$142,026     $104,821
Ratios to average net assets:
   Expenses, including
  distribution fees...........
1.31%(c)          2.06%(c)          2.06%(c)
1.06%         1.00%(b)
   1.00%(b) Expenses, excluding
  distribution fees...........
1.06%(c)          1.06%(c)          1.06%(c)
N/A           N/A          N/A
   Net investment
income..........
2.69%(c)          1.94%(c)
1.94%(c)
2.94%         3.09%(b)     3.53%(b)
Portfolio turnover rate...........            50%
50%               50%
50%
51%          30%
Average commission rate paid per
   share..........................
   $  .0625
$ .0625           $ .0625         $
 .0625      $
 .0654          N/A

January 4,

1993(a)

Through

September 30,

1994
1993
                                    --
-----     ------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................  $
   11.05
$ 10.00
                                    ------------
Income from investment
   operations:
Net investment income.............      .24(b)
 .21(b)
Net realized and unrealized gain
   (loss) on investment
   transactions...................     (.12)
 .84
                                    ------------
   Total from investment
      operations................
      ..                                .12
1.05
                                    ------------
Less distributions:
Dividends from net investment
   income.......................
   ..     (.14)
--
Distributions from net realized
   gains........................
   ..     (.11)
--
                                    ------------
 Total distributions............
              (.25)
--
                                    ------------
Net asset value, end of
period....  $                       10.92
$ 11.05
                                    ------------
                                    ------------
TOTAL
RETURN(d)...................           1.07%
10.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...  $81,176 $38,786
Average net assets
(000)..........  $58,992 $12,815
Ratios to average net assets:
   Expenses, including
      distribution fees...........     1.00%(b)
1.00%(b)(c)
   Expenses, excluding
      distribution fees...........      N/A
N/A
   Net investment income..........     3.06%(b)
2.68%(b)(c)
Portfolio turnover rate...........       40%
47%
Average commission rate paid per
   share..........................      N/A
N/A

---------------
(a) Commencement of investment
operations.
(b) Net of expense subsidy.
(c) Annualized.
(d) Total return does not consider
the effects of sales loads. Total
return is
  calculated assuming a purchase of
              shares on
the first day and a sale on the
    last day of each period reported
and includes reinvestment of
dividends and
   distributions. Total return for
             periods of
less than a full year are not
    annualized. Total return includes
the effect of expense subsidies where
    applicable.
(e) Commencement of offering of Class
A, B and C shares.
(f) Calculated based upon weighted
average shares outstanding during the
year.
N/A--Data not required for these
periods. -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
13

PRUDENTIAL DRYDEN FUND
Report of Independent Accountants
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
-----------------------------------
To the Shareholders and Board of
Trustees of Prudential Dryden Fund--
Prudential Active Balanced Fund
In our opinion, the accompanying
statement of assets and liabilities,
including
the portfolio of investments, and the
related statements of operations and
of
changes in net assets and the
financial highlights present fairly,
in all
material respects, the financial
position of Prudential Dryden Fund--
Prudential
Active Balanced Fund (the 'Fund', one
of the portfolios constituting
Prudential
Dryden Fund) (formerly The
Prudential Institutional Fund--
Prudential Active Balanced Fund)
at September 30, 1997, and the
results of its operations, the
changes in its net assets and the
financial highlights for the year
then ended,
in conformity with generally accepted
accounting principles. These
financial
statements and financial highlights
(hereafter referred to as 'financial
statements') are the responsibility
of the Fund's management; our
responsibility
is to express an opinion on these
financial statements based on our
audit. We
conducted our audit of these
financial statements in accordance
with generally
accepted auditing standards which
require that we plan and perform the
audit to
obtain reasonable assurance about
whether the financial statements are
free of
material misstatement. An audit
includes examining, on a test
basis, evidence supporting the
amounts and disclosures in the
financial statements, assessing
the accounting principles used and
significant estimates made by
management, and
evaluating the overall financial
statement presentation. We believe
that our
audit, which included confirmation of
securities at September 30, 1997 by
correspondence with the custodian and
brokers and the application of
alternative
auditing procedures where securities
purchased had not been received,
provides a
reasonable basis for the opinion
expressed above. The accompanying
statement of
changes in net assets for the year
ended September 30, 1996 and the
financial
highlights for each of the four
periods in the
period ended September 30, 1996
were audited by other independent
accountants, whose opinion dated
November 13,
1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 14, 1997 --------------------
--------------------------------------
---------------------

PRUDENTIAL DRYDEN FUND
Change of Auditors
PRUDENTIAL ACTIVE BALANCED FUND ------
--------------------------------------
-----------------------------------
Effective March 1, 1997, Deloitte &
Touche LLP was terminated as the
Fund's
auditors. For the year ended September
30, 1993, through September 30, 1996,
Deloitte & Touche LLP expressed an
unqualified opinion on the Fund's
financial
statements. There were no
disagreements between Fund management
and Deloitte &
Touche LLP prior to their termination.
The Board of Trustees approved the
termination of Deloitte & Touche LLP
and the appointment of Price
Waterhouse LLP
as the Fund's independent accountants.



PRUDENTIAL DRYDEN FUND
Federal Income Tax Information
PRUDENTIAL ACTIVE BALANCED FUND
--------------------------------------
--------------------------------------
---
We are required by the Internal
Revenue Service to advise you within
60 days of
the Fund's fiscal year end (September
30, 1997) as to the federal tax income
tax
status of dividends paid during such
fiscal year. Accordingly, we are
advising
you that for its fiscal year ended
September 30, 1997, the Fund paid a
dividend
from net investment income of $.39 per
share, a short-term capital gain
distribution of $.17 per share, all of
which is taxable as ordinary income
and a
long-term capital gain distribution of
$.61 per share, to Class A, B, C and Z
shares, which is taxable as such.
Further, we wish to advise you that
19.51% of
the ordinary income dividends paid in
the fiscal year ended September 30,
1997
qualified for the corporate dividends
received deduction available to
corporate
taxpayers. ---------------------------
--------------------------------------
--------------

Getting
The Most
From Your
Prudential
Mutual
Fund.

Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds for shares in
most other Prudential Mutual Funds,
without charges. This may be most
helpful if your investment
needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital
gains distributions
automatically -- without charge.

Invest For Retirement.
There is no minimum investment for an
IRA. Plus, you defer taxes
on your investment earnings by
investing in an IRA.

If you'd like, you can contribute up
to $2,000 a year in an IRA.
And if you are married and not covered
by a retirement
plan at work, you and your spouse may
each contribute $2,000 a
year to an IRA for a total of $4,000.

Change Your Job.
You can take your pension with you.
Use a rollover IRA to manage
your company-sponsored retirement plan
while retaining the
special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial
account for a child's education
or other needs.

Take Income.
Would you like to receive monthly or
quarterly checks in any
amount from your fund account? Just
let us know. We'll take
care of it. Of course, there are
minimum amounts. And shares
redeemed may be subject to tax, and
Class B and C shares may
be subject to contingent deferred
sales charges. We'll gladly
answer your questions.

Keep Informed.
We want to keep you up-to-date. Of
course, you receive account
activity statements every quarter. But
you also receive annual
and semi-annual fund reports, as well
as other important updates
on events that affect your
investments, including tax
information.

This material is only authorized for
distribution when preceded
or accompanied by a current
prospectus. Read the prospectus
carefully before you invest or send
money.

Comparing A $10,000 Investment. ------
--------------------------------------
----------
Prudential Active Balanced Fund vs.
the S&P 500 Index
and the Lehman Government/Corporate
Bond Index.

-- Prudential Active Balanced Fund
// S&P 500 Index
---Lehman Gov't/Corp Index

Past performance is not indicative of
future results and an
investor's shares may be worth more or
less than their original cost.

This graph is furnished to you in
accordance with SEC regulations.
It compares a $10,000 investment in
the Prudential Active Balanced
Fund (Class A, B, C and Z shares) with
similar investments in the
Standard & Poor's 500 Index (S&P 500)
and the Lehman Government/Corporate
Bond Index by portraying the initial
account value at the commencement
of operations and subsequent account
values at the end of each
fiscal year (September 30) beginning
in 1996 for Class A, B, and
C shares; and 1993 for Class Z shares.
For purposes of
the graph and, unless otherwise
indicated in the accompanying
table, it has been assumed (a) that
the maximum applicable
front-end sales charge was deducted
from the initial $10,000
investment in Class A shares; (b) the
maximum applicable contingent
deferred sales charge was deducted
from the value of the
investment in Class B and Class C
shares, assuming full
redemption on September 30, 1997; (c)
all recurring fees
(including management fees) were
deducted; and (d) all dividends and
distributions were reinvested. Since
Class A, B, and C
shares have been in existence less
than a year, no average
annual total returns are presented.
Class B shares automatically convert
to Class A shares, on a quarterly
basis, approximately seven years after
purchase. This
conversion feature is not reflected in
the graph. Class
Z shares are not subject to a sales
charge or distribution fee.

The Lehman Index is a weighted index
comprised of public,
fixed rate, non-convertible domestic
corporate debts that
are rated at least investment grade
(BBB/Baa or higher) and
public obligations of the U.S.
Treasury. The S&P 500 is a
capital-weighted index, representing
the aggregate market
value of the common equity of 500
stocks primarily traded on the New
York Stock Exchange. The Lehman Index
and the S&P 500 Index are unmanaged
indices and both
include the reinvestment of all
income, but do not reflect
the payment of transaction costs and
advisory fees associated
with an investment in the Fund. The
securities which comprise
the Lehman Index and the S&P 500 Index
may differ substantially
from the securities in the Fund's
portfolio. The Lehman Index
and the S&P 500 Index are not the only
indices which may be
used to characterize performance of
actively balanced funds
and other indices may portray
different comparative performance.

Class A           (GRAPH)


Class B           (GRAPH)


Class C           (GRAPH)


Class Z           (GRAPH)

Average Annual Total
Returns -
Class Z -----
-------------
--Without
Sales Load
12.40% Since
Inception
21.34% for 1
Year

Prudential
Mutual Funds
Gateway
Center Three
100 Mulberry
Street
Newark, NJ
07102-4077

(800) 225-
1852
http://www.pr
udential.com

Trustees
Edward D.
Beach
Delayne
Dedrick
Gold Robert
F. Gunia
Donald  D.
Lennox
Douglas H.
McCorkindal
e Mendel A.
Melzer
Thomas
T.
Mooney
Stephe
n P.
Munn
Richar
d A.
Redeke
r
Robin
B.
Smith
Louis
A.
Weil,
III
Clay
T.
Whiteh
ead

Office
rs
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant
Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison,
Assistant Secretary

Manager
Prudential Investments Fund
Management LLC Gateway Center
Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates
Capital Corp. 466
Lexington Avenue
New York, NY 10017

Distributor
Prudential Securities
Incorporated One
Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and
Trust Company One
Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund
Services LLC P.O. Box
15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the
Americas
New York, NY 10036

Legal Counsel
Gardner, Carton &
Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about
the Fund's portfolio holdings are for
the period covered
by this report and are subject to
change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431F506   74431F605   74431F704   74431F803 MF174E3

Cat# 42M269E


(ICON)
Prudential
Pacific Index
Fund

ANNUAL
REPORT
Sept. 30, 1997

(LOGO)

Portfolio of Investments as of PRUDENTIAL DRYDEN FUND
September 30, 1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
---------------------------------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
LONG-TERM INVESTMENTS--98.2%
COMMON STOCKS--97.9% -----------------
--------------------------------------
----
Australia--6.8%
   6,600    Amcor Ltd. (Paper &
Packaging)
$     41,527
   3,000    Australian Gas & Light Co.
(Natural
               Gas Utilities)
20,377
   7,600    Australian National
Industries Ltd.
               (Diversified
Industries)
9,741
  11,600    Boral Ltd. (Building
Materials &
               Products)
35,120
   2,300    Brambles Industries Ltd.
           (Transportation)
47,883
  19,800    Broken Hill Proprietary
Co., Ltd.
               (Mining)
230,553
   8,500    Coca-Cola Amatil Ltd.
(Food &
               Beverage)
90,905
  11,800    Coles Myer Ltd. (Retail)
55,541
   7,100    Crown Ltd.(a) (Gaming)
8,483
  10,300    CSR Ltd. (Building
Materials &
               Products)
42,216
   2,800    Email Ltd. (Appliances &
Household
               Durables)
9,388
   1,200    F. H. Faulding Co., Ltd.
(Drugs &
               Health Care)
7,169
  20,000    Fosters Brewing Group
(Diversified
               Industries)
42,145
   4,600    Futuris Corp., Ltd.
(Diversified
               Industries)
6,779
  11,700(b) General Property Trust
            (Real Estate)
22,824
   6,100    GIO Australia Holdings
Ltd.
               (Insurance)
18,111
  12,600    Goodman Fielder Ltd.
(Food
               Processing)
20,347
   2,300    Great Central Mines Ltd.
(Mining)
3,548
   4,000    Hardie (James)
Industries (Building
               Materials & Products)
14,781
   2,700    ICI Australia Ltd.
(Diversified
               Industries)
25,691
   2,700    Leighton Holdings Ltd.
(Building &
               Construction)
14,273
   2,500    Lend Lease Corp. Ltd.
(Real Estate)
59,363
  16,500    M.I.M. Holdings Ltd.
(Mining)
20,192
  14,500    National Australia Bank
Ltd.
        (Commercial Banking)
222,809
   2,300    Newcrest Mining Ltd.(a)
(Precious
               Metals)
4,130
  20,500    News Corp., Ltd.
(Broadcasting &
               Other Media)
105,056
  16,600    Normandy Mining Ltd.
(Mining)
21,036
   7,200    North Ltd. (Diversified
Resources)
25,417
  10,400    Pacific Dunlop Ltd.
(Diversified
               Industries)
$     29,522
   9,200    Pioneer International
Ltd. (Building
               Materials & Products)
31,272
   1,800    Plutonic Resources Ltd.
(Precious
               Metals)
4,940
   2,900    QBE Insurance Group Ltd.
(Insurance)
18,251
   6,300    QCT Resources Ltd.
(Mining)
7,482
   2,100    RGC Ltd. (Mining)
5,833
   3,300    Rio Tinto Ltd. (Mining)
49,585
   1,200    Rothmans Holdings
(Tobacco)
6,769
   6,200    Santos Ltd. (Oil & Gas)
31,876
   4,000    Schroders Propriety Fund
(Real
               Estate)
7,041
   1,800    Smith (Howard) Ltd.
(Diversified
               Industries)
17,662
   6,200    Southcorp Holdings Ltd.
(Diversified
               Industries)
22,897
   3,100    Stockland Trust Group
(Real Estate)
8,238
   3,000    Tabcorp Holdings Ltd.
(Gaming)
15,207
  12,000(b) Westfield Trust (Real
Estate)
24,253
  11,600    Western Mining Corp.
Holdings Ltd.
        (Diversified Resources)
54,432
  17,600    Westpac Banking Corp.
(Commercial
               Banking)
110,880

------------

1,671,545 ----------------------------
-------------------------------
Hong Kong--9.4%
  13,000    Bank of East Asia
(Commercial
               Banking)
48,549
  35,000    Cathay Pacific Air
(Airlines)
49,073
  22,000    Cheung Kong Ltd. (Real
Estate)
247,334
  25,000    China Light & Power Co.
Ltd.
               (Electrical Utilities)
137,623
  20,000    Chinese Estates Holdings
(Real
               Estate)
18,091
   3,000    Dickson Concept Inc.
(Retail)
11,184
  11,000    Hang Lung Development Co.
(Real
               Estate)
20,682
  19,000    Hang Seng Bank Ltd.
(Commercial
               Banking)
233,863
  35,000    Hong Kong & China Gas Co.
(Natural
            Gas Utilities)
72,139

--------------------------------------
--------------------------------------
---
See Notes to Financial Statements.
3

Portfolio of Investments as of
PRUDENTIAL DRYDEN FUND September 30,
1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
------------------------
----------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
Hong Kong (cont'd.)
  11,000    Hong Kong & Shanghai
Hotels (Hotels &
               Restaurants)
$     13,362
   2,000    Hong Kong Aircraft
Engineering Co.
               Ltd. (Aircrafts and
Parts)
6,487
 120,000    Hong Kong
Telecommunications Ltd.
         (Telecommunications)
271,370
  44,000    Hopewell Holdings Ltd.
(Real Estate)
26,723
  38,000    Hutchison Whampoa Ltd.
(Diversified
               Industries)
374,426
   9,000    Hysan Development Co.
(Real Estate)
26,924
   4,000    Johnson Electric Holdings
Ltd.
        (Electronic Components)
10,907
   4,000    Kumagai Gumi Ltd.
(Building &
               Construction)
5,815
   6,000    Miramar Hotel & Investment
Co.
               (Hotels &
Restaurants)
15,313
  19,000    New World Development
Co., Ltd.
               (Building &
Construction)
114,906
  14,000    Oriental Press Group
(Printing &
               Publishing)
4,523
   6,000    Peregrine Investments
(Financial
               Services)
10,196
  38,000    Regal Hotel
International (Hotels &
               Restaurants)
9,821
  16,000    Shangri La Asia Ltd.
(Hotels &
               Restaurants)
16,437
  14,000    Shun Tak Holdings. Ltd.
          (Transportation)
8,955
  32,000    Sino Land Co. (Real
Estate)
29,566
  14,000    South China Morning Post
(Printing &
               Publishing)
12,754
  24,000    Sun Hung Kai Properties
Ltd. (Real
               Estate)
282,225
  16,000    Swire-Pacific Ltd. 'A'
(Diversified
               Industries)
122,504
   4,000    Television Broadcasts
Ltd.
               (Broadcasting & Other
Media)
14,163
  23,000    Wharf Holdings Ltd. (Real
Estate)
84,706
   2,000    Wing Lung Bank (Commercial
Banking)
11,863

------------

2,312,484 ----------------------------
-------------------------------
Japan--75.3%
   4,000    77th Bank(a) (Commercial
Banking)
40,752
   1,300    Acom Co., Ltd. (Financial
Services)
67,730
     900    Advantest Corp.
(Electronics)
$     88,710
   7,000    Ajinomoto Co., Inc. (Food
Processing)
61,459
   2,000    Alps Electric Co.
(Electronics)
22,530
   3,000    Amada Co. (Machinery &
Equipment)
17,369
   1,000    Amano Corp. (Electrical
Equipment)
8,946
     700    Aoyama Trading Co., Ltd.
(Retail)
20,061
     500    Arabian Oil Co.(a) (Oil &
Gas)
13,874
  23,000    Asahi Bank (Commercial
Banking)
133,355
   5,000    Asahi Breweries (Food &
Beverages)
80,345
  15,000    Asahi Chemical Ltd.
Industries
               (Chemicals)
75,665
  12,000    Asahi Glass Co. (Glass
Products)
93,233
   5,000    Ashikaga Bank (Commercial
Banking)
13,667
     200    Autobacs Seven Co.
(Retail)
9,360
  46,000    Bank of Tokyo, Mitsubishi
Bank
         (Commercial Banking)
876,335
  11,000    Bank of Yokohama
(Commercial Banking)
43,734
   8,000    Bridgestone Corp. (Tires &
Rubber)
192,164
   3,000    Brother Industries Ltd.
(Office
               Equipment & Supplies)
8,076
   9,000    Canon, Inc. (Office
Equipment &
               Supplies)
263,149
   3,000    Casio Computer Co.
(Electronics)
26,837
   7,000    Chiba Bank (Commercial
Banking)
32,353
   6,000    Chichibu Onoda Cement
Corp. (Building
            & Construction)
16,251
   2,000    Chiyoda Corp. (Engineering
&
               Construction)
4,672
   2,000    Chugai Pharmacy Co. (Drugs
& Health
               Care)
17,229
   3,000    Citizen Watch Co. (Retail)
22,066
   5,000    Cosmo Oil Co. (Oil & Gas)
11,679
   1,500    Credit Saison Co. Ltd.
(Financial
               Services)
40,752
     500    CSK Corp. (Computer
Software &
               Services)
16,483
   8,000    Dai Nippon Printing Co.,
Ltd.
               (Printing)
170,960
   4,000    Daicel Chemical Industries
               (Chemicals)
10,238
   4,000    Daido Steel Co. (Iron &
Steel)
7,786
   7,000    Daiei Inc. (Retail)
38,615
   1,000    Daifuku Co. (Machinery &
Equipment)
7,049
   3,000    Daiichi Pharmaceutical Co.
(Drugs &
               Health Care)
44,231
   3,000    Daikin Industries
(Electrical
               Equipment)
18,910
   2,000    Daikyo Inc. (Building &
Construction)
2,352
   3,000    Daimaru Inc. (Retail)
12,176
   8,000    Dainippon Ink & Chemicals
Inc.
               (Chemicals)
27,831

--------------------------------------
--------------------------------------
---
See Notes to Financial Statements.
4

Portfolio of Investments as of
PRUDENTIAL DRYDEN FUND September 30,
1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
---------------------------------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
Japan (cont'd.)
   2,000    Dainippon Screen
Manufacturing Co.,
               Ltd. (Electronic
Components)
$     17,726
   1,000    Daito Trust Construction
Co., Ltd.
               (Real Estate)
10,437
   5,000    Daiwa House Industries
(Building &
               Construction)
49,698
   2,000    Daiwa Kosho Lease Co.,
Ltd. (Real
               Estate)
11,215
  14,000    Daiwa Securities Co.,
Ltd. (Financial
               Services)
85,811
   5,000    Denki Kagaku Kogyo K.K.
(Chemicals)
8,780
   9,000    Denso Corp. (Automobiles
& Auto
               Parts)
218,421
      40    East Japan Railway Co.
(Railroads)
187,526
   3,000    Ebara Corp. (Machinery)
39,261
   3,000    Eisai Co., Ltd. (Drugs &
Health Care)
53,673
   1,000    Ezaki Glico Co. (Food &
Beverages)
7,496
   2,200    Fanuc Ltd. (Electronic
Components)
83,641
  29,000    Fuji Bank (Commercial
Banking)
319,473
   5,000    Fuji Photo Film Co.
(Hotels &
               Leisure)
206,245
   3,000    Fujikura Ltd. (Electrical
Equipment)
21,445
   5,000    Fujita Corp.
(Construction)
3,189
   1,000    Fujita Kanko Inc. (Hotels
&
               Restaurants)
10,768
  19,000    Fujitsu Ltd.(Computers)
237,638
   7,000    Furukawa Electric Co.
Ltd.
               (Electrical Equipment)
35,078
   1,000    Gakken Co. (Printing &
Publishing)
3,272
   5,000    Gunma Bank (Commercial
Banking)
42,657
   2,000    Gunze Ltd. (Retail)
6,312
   9,000    Hankyu Corp. (Railroads)
44,877
   2,000    Hankyu Department Stores
(Retail)
16,566
   3,000    Higo Bank (Commercial
Banking)
18,512
     300    Hirose Electric Co., Ltd.
               (Electronics)
22,091
  10,000    Hitachi Zosen Corp.
(Engineering &
               Equipment)
23,192
  33,000    Hitachi Ltd.
(Electronics)
287,004
   6,000    Hokuriku Bank (Commercial
Banking)
16,549
  10,000    Honda Motor Co., Ltd.
(Automobiles)
348,712
   1,000    House Food Corp. (Food
Processing)
16,980
   1,000    Hoya Corp. (Optical
Supplies)
33,712
   2,000    Inax Corp. (Building
Materials &
               Products)
9,608
  25,000    Indonesia Bank
(Commercial Banking)
310,610
   2,000    Isetan Co. (Retail)
19,216
   3,000    Ishihara Sangyo(a) Kaisha
(Chemicals)
$      5,839
   4,000    Ito Yokado Co. (Retail)
216,682
  15,000    Itochu Corp. (Wholesale)
51,934
   2,000    Itoham Foods Inc. (Food
Processing)
7,786
   2,000    Iwatani International
Corp.(a)
               (Wholesale)
5,351
   1,000    Jaccs Co., Ltd.
(Financial Services)
5,699
  18,000    Japan Air Lines Co.(a)
(Airlines)
65,452
  11,000    Japan Energy Corp. (Oil &
Gas)
17,949
   4,000    Japan Steel Works
(Machinery &
               Equipment)
4,141
   2,000    JGC Corp. (Engineering &
               Construction)
6,411
   9,000    Joyo Bank (Commercial
Banking)
45,772
   3,000    Jusco Co. (Retail)
68,334
  10,000    Kajima Corp. (Building &
               Construction)
43,982
   3,000    Kamigumi Co., Ltd.
(Transportation)
11,927
   2,000    Kandenko Co. (Electrical
Equipment)
12,342
   5,000    Kanebo Ltd.(a) (Textiles)
5,674
   4,000    Kaneka Corp. (Chemicals)
25,511
   9,000    Kansai Electrical Power
(Electrical
               Utilities)
160,275
   3,000    Kansai Paint Co.
(Chemicals)
7,653
   6,000    Kao Corp. (Cosmetics &
Toiletries)
86,971
   1,000    Katokichi Co. (Food &
Beverages)
16,400
  13,000    Kawasaki Heavy Industries
(Machinery
               & Equipment)
44,902
   6,000    Kawasaki Kisen Kaisha
Ltd.
          (Transportation)
6,560
  33,000    Kawasaki Steel Corp.
(Iron & Steel)
63,141
   5,000    Keihin Electric Express
Railway Co.,
          Ltd. (Railroads)
20,707
   2,000    Kikkoman Corp. (Food
Processing)
11,845
   3,000    Kinden Corp. (Electrical
Equipment)
39,758
  17,000    Kinki Nippon Railway
(Railroads)
97,018
  11,000    Kirin Brewery Co. (Food
& Beverages)
90,566
   1,000    Kissei Pharmaceutical
Co., Ltd.
               (Drugs & Health Care)
16,235
   1,000    Kokuyo Co. (Office
Equipment &
               Supplies)
23,689
  10,000    Komatsu Ltd. (Machinery &
Equipment)
55,910
   1,000    Komori Corp. (Machinery &
Equipment)
20,873
     200    Konami Co. (Computer
Software &
               Services)
6,129
   4,000    Konica Corp. (Photography)
21,337
   2,000    Koyo Seiko Co.
(Automobiles & Auto
               Parts)
12,209
  14,000    Kubota Corp. (Machinery &
Equipment)
54,502
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
5

Portfolio of Investments as of
PRUDENTIAL DRYDEN FUND September 30,
1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
---------------------------------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
Japan (cont'd.)
   7,000    Kumagai Gumi Co.(a)
(Building &
               Construction)
$      5,740
   3,000    Kurabo Industries
(Textiles)
4,572
   3,000    Kuraray Co. (Chemicals)
26,340
   2,000    Kureha Chemical Industry
Co. Ltd. Co.
               (Chemicals)
5,367
   1,000    Kurita Water Industries
(Machinery &
               Equipment)
19,962
   1,800    Kyocera Corp.
(Electronics)
117,634
   4,000    Kyowa Hakko Kogyo Co.
Ltd. (Drugs &
               Health Care)
21,370
   1,000    Kyudenko Co. Ltd.
(Engineering &
               Equipment)
5,715
   3,000    Lion Corp. (Cosmetics &
Toiletries)
10,760
   1,000    Maeda Road Construction
Co. (Building
           & Construction)
6,055
   1,000    Makino Milling Machine
(Machinery &
               Equipment)
5,177
   2,000    Makita Corp. (Electrical
Equipment)
27,334
  15,000    Marubeni Corp.
(Wholesale)
49,698
   3,000    Maruha Corp. (Food
Processing)
5,492
   4,000    Marui Co.(a) (Retail)
65,932
  22,000    Matsushita Electric
Industrial Co.,
               Ltd. (Appliances &
               Household Durables)
397,250
   3,000    Meiji Milk Product Co.,
Ltd. (Food
               Processing)
9,890
   4,000    Meiji Seika Kaisha (Food
& Beverages)
17,394
   4,000    Minebea Co.(a)
(Electronic
               Components)
44,397
   1,000    Misawa Homes Co.
(Building &
               Construction)
3,595
  23,000    Mitsubishi Chemical Corp.
(Chemicals)
53,152
  16,000    Mitsubishi Corp.
(Wholesale)
155,057
  22,000    Mitsubishi Electric Corp.
               (Electronics)
86,557
  13,000    Mitsubishi Estate Co.,
Ltd. (Real
               Estate)
189,514
   5,000    Mitsubishi Gas Chemicals
Co.
               (Chemicals)
17,974
  33,000    Mitsubishi Heavy
Industries Ltd.
               (Engineering &
Construction) 180,676
   2,000    Mitsubishi Logistics
Corp.
               (Warehousing)
23,192
  12,000    Mitsubishi Materials
Corp.
        (Metals-Non Ferrous)
35,981
   5,000    Mitsubishi Oil Co. (Oil
& Gas)
13,418
   3,000    Mitsubishi Paper Mills
(Paper &
               Packaging)
$      7,355
   6,000    Mitsubishi Rayon Co.
(Chemicals)
19,332
  13,000    Mitsubishi Trading &
Banking
        (Commercial Banking)
202,435
  16,000    Mitsui & Co. (Wholesale)
125,768
   8,000    Mitsui Engineering &
Shipbuilding
               Co., Ltd.(a)
               (Engineering &
               Construction)
10,271
   8,000    Mitsui Fudosan Co., Ltd.
(Real
               Estate)
97,407
   7,000    Mitsui Marine & Fire
Insurance Co.,
          Ltd. (Insurance)
40,586
   5,000    Mitsui Mining & Smelting
Co.
        (Metals-Non Ferrous)
21,494
  11,000    Mitsui O.S.K. Lines
(Transportation)
14,031
   1,000    Mitsui Soko Co.
(Warehousing)
4,390
  11,000    Mitsui Trust & Banking
Co.
        (Commercial Banking)
54,759
   5,000    Mitsukoshi Ltd. (Retail)
24,890
   1,000    Mori Seiki Co.
(Machinery &
               Equipment)
11,679
   2,000    Murata Manufacturing
Co., Ltd.
               (Electronics)
86,474
   3,000    Mycal Corp. (Retail)
33,297
   2,000    Nagase & Co. (Wholesale)
9,774
   8,000    Nagoya Railroad Co.
(Railroads)
28,692
     400    Namco Ltd. (Gaming)
14,711
   5,000    Nankai Electric Railway
Co.
               (Railroads)
23,772
  16,000    NEC Corp. (Electronics)
194,815
   4,000    NGK Insulators Ltd.
(Diversified
               Industries)
37,439
   2,000    NGK Spark Plug Co.
(Automobiles &
               Auto Parts)
17,891
   4,000    Nichido Fire & Marine
Insurance
               (Insurance)
26,174
   3,000    Nichirei Corp. (Food
Processing)
8,796
   3,000    Nihon Cement Co.
(Building &
               Construction)
8,324
   4,000    Nikon Corp. (Photography)
62,950
   1,000    Nippon Comsys Corp.
(Engineering &
               Equipment)
13,004
  11,000    Nippon Express Co., Ltd.
           (Transportation)
64,143
   6,000    Nippon Fire & Marine
Insurance
               (Insurance)
26,290
   5,000    Nippon Light Metal Co.,
Ltd.
         (Metals-Non Ferrous)
11,141
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
6

Portfolio of Investments as of
PRUDENTIAL DRYDEN FUND September 30,
1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
---------------------------------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
Japan (cont'd.)
   2,000    Nippon Meat Packers, Inc.
(Food
               Processing)
$     26,505
  13,000    Nippon Oil Co. (Oil & Gas)
53,193
  10,000    Nippon Paper Industries
Co. (Paper &
               Packaging)
54,833
   1,000    Nippon Sharyo Ltd.
(Machinery &
               Equipment)
3,653
   4,000    Nippon Sheet Glass Co.
(Glass
               Products)
8,415
   3,000    Nippon Shinpan Co.
(Financial
               Services)
6,063
   2,000    Nippon Shokubai Co.
(Chemicals)
12,308
  66,000    Nippon Steel Corp. (Iron &
Steel)
145,415
   3,000    Nippon Suisan Kaisha(a)
(Food
               Processing)
4,672
     128    Nippon Telegraph &
Telephone Corp.
         (Telecommunications)
1,176,841
  12,000    Nippon Yusen K.K.
(Transportation)
40,255
   3,000    Nishimatsu Construction
Co. (Building
           & Construction)
16,649
  26,000    Nissan Motor Co., Ltd.
(Automobiles)
155,057
   2,000    Nisshinbo Industries,
Inc. (Textiles)
13,236
   1,000    Nissin Food Products Co.,
Ltd. (Food
               Processing)
23,358
   1,000    Nitto Denko Corp.
(Electronics)
18,719
  36,000    NKK Corp. (Iron & Steel)
48,306
   2,000    NOF Corp. (Diversified
Industries)
4,522
  20,000    Nomura Securities Co.,
Ltd.
        (Financial Services)
260,084
   2,000    Noritake Co. (Appliances
& Household
               Durables)
12,507
   6,000    NSK Ltd. (Machinery &
Equipment)
25,644
   5,000    NTN Corp. (Machinery &
Equipment)
20,252
   8,000    Obayashi Corp. (Building
&
               Construction)
48,306
   7,000    Odakyu Electric Railway
(Railroads)
34,962
  11,000    Oji Paper Co. (Paper &
Packaging)
49,201
   1,000    Okuma Corp. (Machinery &
Equipment)
4,986
   2,000    Okumura Corp. (Building &
               Construction)
10,321
   3,000    Olympus Optical Co.
(Photography)
20,152
   3,000    Omron Corp. (Electronics)
62,868
   2,000    Onward Kashiyama & Co.,
Ltd.
               (Apparel)
28,825
   3,000    Orient Corp. (Financial
Services)
$      6,610
     600    Orix Corp. (Financial
Services)
45,622
  26,000    Osaka Gas Co. (Natural
Gas Utilities)
62,023
     100    Oyo Corp. (Business
Services)
2,742
   4,000    Penta-Ocean Construction
(Building &
               Construction)
8,415
   2,000    Pioneer Electronic Corp.
(Appliances
               & Household Durables)
42,574
   2,000    Q.P. Corp.
(Financial Services)
14,081
   3,000    Renown Inc.
(Apparel)
3,454
   1,000    Rohm Co., Ltd.
(Electronics)
117,618
  34,000    Sakura Bank (Commercial
Banking)
162,495
   1,000    Sanden Corp. (Automobiles
& Auto
               Parts)
7,090
   2,000    Sankyo Aluminium Industry
Co.
               (Building &
Construction)
3,114
   5,000    Sankyo Co. (Drugs & Health
Care)
173,114
   1,000    Sanrio Co.(a)
(Entertainment)
6,875
   2,000    Sanwa Shutter Corp.
(Building &
               Construction)
14,247
  20,000    Sanyo Electric Co.
(Appliances &
          Household Durables)
61,294
   3,000    Sapporo Breweries (Food &
Beverages)
19,978
   1,000    Secom Co., Ltd. (Business
Services)
67,506
   1,000    Sega Enterprises Ltd.
(Electronics)
29,404
   1,000    Seino Transportation Co.
           (Transportation)
9,028
   2,000    Seiyu Ltd. (Retail)
8,349
   6,000    Sekisui Chemical Corp.,
Ltd.
               (Building Materials &
Products) 45,175
   7,000    Sekisui House Ltd.
(Building &
               Construction)
66,678
  12,000    Sharp Corp. (Appliances &
Household
               Durables)
109,335
     500    Shimachu Co. (Retail)
10,726
   1,000    Shimano Inc. (Machinery &
Equipment)
23,192
   8,000    Shimizu Corp. (Building &
               Construction)
35,782
   4,000    Shin-Etsu Chemical Co.,
Ltd.
               (Chemicals)
109,997
   4,000    Shionogi & Co. (Drugs &
Health Care)
24,882
   4,000    Shiseido Co., Ltd.
(Cosmetics &
               Toiletries)
64,276
   8,000    Shizuoka Bank (Commercial
Banking)
85,480
  11,000    Showa Denko KK (Chemicals)
18,860
   1,000    Skylark Co. (Hotels &
Restaurants)
12,673
     600    SMC Corp. (Machinery &
Equipment)
57,152
         -----------------------------
--------------------------------------
------------
See Notes to Financial
Statements.     7

Portfolio of Investments as
of PRUDENTIAL DRYDEN FUND
September 30, 1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
---------------------------------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
Japan (cont'd.)
   3,000    Snow Brand Milk Products
(Food
               Processing)
$      9,790
   3,900    Sony Corp. (Appliances &
Household
               Durables)
368,260
  31,000    Sumitomo Bank (Commercial
Banking)
467,324
  17,000    Sumitomo Chemical Co.,
Ltd.
               (Chemicals)
62,379
  11,000    Sumitomo Corp. (Wholesale)
82,001
   7,000    Sumitomo Electric
Industries
        (Electrical Equipment)
100,306
   2,000    Sumitomo Forestry Co.,
Ltd.
               (Diversified
Industries)
15,738
   6,000    Sumitomo Heavy Industries
Ltd.
               (Engineering &
Construction)
15,953
   7,000    Sumitomo Marine & Fire
Insurance Co.
               (Insurance)
48,414
  32,000    Sumitomo Metal
Industries(a) (Iron &
               Steel)
66,529
   6,000    Sumitomo Metal Mining Co.
(Precious
               Metals)
32,105
   5,000    Sumitomo Osaka Cement Co.
(Building
               Materials & Products)
9,567
  10,000    Taisei Corp.
(Construction)
37,356
   4,000    Taisho Pharmacy Co.,
Ltd. (Drugs &
           Health Care)
105,690
   1,000    Taiyo Yuden Co.
(Diversified
               Industries)
11,182
   2,000    Takara Shuzo Co. (Food
& Beverages)
10,685
   1,000    Takara Standard Co., Ltd.
(Building &
               Construction)
7,107
   3,000    Takashimaya Co. (Retail)
30,813
   9,000    Takeda Chemical
Industries (Drugs &
               Health Care)
269,858
   1,000    Takuma Co. Ltd. (Building
&
               Construction)
9,940
  10,000    Teijin Ltd. (Chemicals)
31,475
   3,000    Teikoku Oil Co. (Oil &
Gas)
10,337
   2,000    Toa Corp. (Building &
Construction)
4,108
   9,000    Tobu Railway Co.
(Railroads)
37,050
   1,000    Toei Co. (Entertainment)
4,995
     100    Toho Co. (Entertainment)
13,501
   5,000    Tohoku Electric Power
Co.,
               Inc.(Electrical
Utilities)
80,759
  21,000    Tokai Bank (Commercial
Banking)
$    173,768
  16,000    Tokio Marine & Fire
Insurance Co.
               (Insurance)
192,164
   2,000    Tokyo Broadcasting System
Inc.
               (Broadcasting & Other
Media) 35,285
   2,000    Tokyo Dome Corp.
(Entertainment)
19,382
  13,200    Tokyo Electric Power Co.
(Electrical
               Utilities)
253,657
   2,000    Tokyo Electron Ltd.
(Electronics)
122,091
  29,000    Tokyo Gas Co. (Natural
Gas Utilities)
68,699
   1,400    Tokyo Steel Manufacturing
Co. (Iron &
               Steel)
9,915
   1,000    Tokyo Style Co. (Apparel)
10,022
   2,000    Tokyo Tatemono Co., Ltd.
(Real
               Estate)
8,068
   3,000    Tokyotokeiba Co. (Gaming)
5,516
  11,000    Tokyu Corp.
(Transportation)
52,845
   7,000    Toppan Printing Co.
(Printing &
               Publishing)
96,828
  15,000    Toray Industries Inc.
(Chemicals)
88,586
   5,000    Tosoh Corp. (Chemicals)
10,561
   2,000    Tostem Corp. (Building
Materials &
               Products)
31,807
   4,000    Toto Ltd. (Building
Materials &
               Products)
40,752
   2,000    Toyo Engineering
(Engineering &
           Construction)
4,473
   2,000    Toyo Seikan Kaisha
(Containers)
34,954
   7,000    Toyobo Co. (Textiles)
11,132
   3,000    Toyoda Auto Loom Works
Ltd.
               (Machinery &
Equipment)
59,637
  38,000    Toyota Motor Corp.
(Automobiles)
1,164,582
   2,000    Tsubakimoto Chain Co.
(Machinery &
               Equipment)
8,150
   8,000    Ube Industries Ltd.
(Chemicals)
16,168
     600    Uni-Charm Corp. (Paper
& Packaging)
18,835
   5,000    Unitika Ltd.(a)
(Chemicals)
5,384
   2,000    Uny Co. (Retail)
30,150
   2,000    Wacoal Corp. (Apparel)
22,033
   2,000    Yamaguchi Bank
(Commercial Banking)
28,328
   2,000    Yamaha Corp.
(Entertainment)
31,144
  12,000    Yamaichi Securities Co.
(Financial
               Services)
24,650
   3,000    Yamanouchi
Pharmaceutical Co., Ltd.
               (Drugs & Health
Care)
74,050
   4,000    Yamato Transport Co.
(Transportation)
49,035
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
8

Portfolio of Investments as of
PRUDENTIAL DRYDEN FUND September 30,
1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
---------------------------------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
Japan (cont'd.)
   2,000    Yamazaki Baking Co (Food
Processing)
$     27,665
  10,000    Yasuda Trust & Banking(a)
(Commercial
               Banking)
29,487
   3,000    Yokogawa Electric Corp.
(Electronic
               Components)
16,276

------------

18,590,370 ---------------------------
--------------------------------
Malaysia--3.1%
   4,000    AMMB Holdings Berhad
(Commercial
               Banking)
10,489
  10,000    Amsteel Corp. (Iron &
Steel)
4,411
   9,000    Berjaya Group Berhad
(Diversified
               Industries)
4,637
   6,000    Berjaya Land Berhad (Real
Estate)
8,070
   8,000    Commerce Asset Holdings
(Commercial
               Banking)
8,983
   2,000    Edaran Otomobil Nasional
Berhad
               (Automobiles)
8,021
   5,000    Ekran Berhad (Building &
               Construction)
6,571
  10,000    Golden Hope Plants
(Agriculture)
14,561
   3,000    Guinness Anchor Berhad
(Food &
               Beverages)
4,627
   6,000    Highlands & Lowlands
(Agriculture)
7,515
   2,000    Hong Leong Industries
Berhad
               (Diversified
Industries)
4,134
   7,000    Hong Leong Properties
Berhad (Real
               Estate)
4,794
   2,000    Hume Industries Berhad
(Building &
               Construction)
4,319
   6,000    Idris Hydraulic Berhad(a)
(Appliances
               & Household Durables)
3,813
   9,000    Ioi Corp.
(Agriculture)
9,107
   3,000    Jaya Tiasa Holdings
(Diversified
               Industries)
8,283
   4,000    Kedah Cement Holdings
Berhad
               (Building Materials
& Products) 3,640
   7,000    Kuala Lumpur Kepong
Berhad
           (Agriculture)
17,276
   5,000    Land & General Berhad
(Diversified
               Industries)
3,224
   4,000    Leader Universal
Holdings (Wire &
               Cable)
$      3,208
  16,000    Magnum Corp. Berhad
(Entertainment)
14,067
  11,000    Malayan Banking Berhad
(Commercial
               Banking)
55,313
   4,000    Malayan Cement Holdings
Berhad Class
               B
               (Building Materials &
Products) 4,122
  13,000    Malayan United Industries
(Financial
               Services)
5,695
   8,000    Malayasian Airline System
(Airlines)
12,833
  10,000    Malayasian International
Shipping
               Corp. (Transportation)
19,127
   8,000    Malaysian Mining Corp.
Berhad
               (Mining)
5,972
   1,000    Malaysian Oxygen Berhad
(Chemicals)
3,702
   2,000    Malaysian Pacific
Industries
               (Diversified Services)
7,157
  10,000    Malaysian Resources Corp.
(Real
               Estate)
8,730
   8,000    MBF Capital Berhad
(Financial
               Companies)
6,663
   8,000    Metroplex Berhad (Real
Estate)
5,281
   8,000    Mulpha Intl. Berhad
(Wholesale)
3,381
   8,000    Multi-Purpose Holdings
Berhad
               (Diversified
Industries)
5,972
   4,000    Mycom Berhad (Real
Estate)
3,196
   2,000    Nestle Malay Berhad (Food
Processing)
11,785
   2,000    New Straits Times 'A'
Berhad
               (Printing &
Publishing)
6,047
   2,000    Oriental Holdings Berhad
               (Automobiles)
8,144
   8,000    Pan-Malaysia Cement Works
Berhad
               (Building &
Construction)
7,355
   4,000    Perlis Plantations
Berhad (Food
               Processing)
8,638
   6,000    Perusahaan Otomobil
Nasional(a)
               (Automobiles)
16,751
  17,000    Public Bank Berhad
(Commercial
               Banking)
14,737
   3,000    Rashid Hussain Berhad
(Financial
               Services)
6,895
  12,000    Resorts World Berhad
(Entertainment)
26,284
  15,000    RHB Capital Berhad
(Commercial
               Banking)
17,769
   3,000    RJ Reynolds Berhad
(Tobacco)
5,136
   3,000    Rothmans Pall Mall Berhad
(Tobacco)
24,294
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
9

Portfolio of Investments as of
PRUDENTIAL DRYDEN FUND September 30,
1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
---------------------------------

Shares      Description
Value
(Note 1)
    ----------------------------------
-------------------------
Malaysia (cont'd.)
   3,000    Shell Refining Co. (Oil &
Gas)
$      7,219
  24,000    Sime Darby Berhad
(Diversified
               Industries)
49,976
   4,000    Sungei Way Holdings
(Mining)
3,677
   7,000    Ta Enterprise Berhad
(Financial
               Services)
4,125
   7,000    Tan Chong Motor Holdings
           (Automobiles)
5,766
   8,000    Technology Resources
Industries
               Berhad
(Telecommunications) 9,724
  30,000    Telekom Malaysia Berhad
               (Telecommunications)
91,160
  32,000    Tenaga Nasional Berhad
(Electrical
               Utilities)
86,378
   7,000    Time Engineering Berhad
(Building &
           Construction)
4,945
   3,000    UMW Holdings Berhad
(Machinery &
               Equipment)
6,016
   8,000    United Engineers
Malaysia Berhad
               (Building &
Construction)
25,667
  13,000    YTL Corp. (Diversified
Industries)
16,363

------------

765,745 ------------------------------
-----------------------------
New Zealand--0.8%
  27,900    Brierley Investments Ltd.
               (Diversified
Industries)
24,107
  16,000    Carter Holt Harvey Ltd.
(Diversified
               Resources)
34,716
   3,300    Fletcher Challenge
Buildings
               (Building Materials &
Products) 10,772
   3,400    Fletcher Challenge Energy
(Oil & Gas)
15,363
   8,000    Fletcher Challenge
Forestry Ltd.
        (Diversified Resources)
9,985
   6,700    Fletcher Challenge Paper
(Paper &
               Packging)
13,208
   5,500    Lion Nathan Ltd. (Food &
Beverages)
13,447
  18,000    Telecom Corp. of New
Zealand
         (Telecommunications)
91,244

------------

212,842 ------------------------------
-----------------------------
Singapore--2.5%
   8,000    City Developments Ltd.
(Real Estate)
51,764
   1,000    Creative Technology
Ltd.(a)
        (Electronic Components)
26,340
   2,000    Cycle & Carriage Ltd.(a)
           (Automobiles)
12,091
  10,000    DBS Land Ltd. (Real
Estate)
24,313
   4,000    Development Bank of
Singapore Ltd.
               (Commercial Banking)
40,784
   3,000    First Capital Corp.
(Real Estate)
$      6,706
   3,000    Fraser & Neave Ltd.
(Food &
               Beverages)
17,157
   4,000    Hotel Properties Ltd.
(Hotels &
           Restaurants)
4,941
   2,000    Inchcape Berhad
(Automobiles)
6,993
   1,000    Jurong Shipyard Ltd.
(Engineering &
           Construction)
4,444
   8,000    Keppel Corp., Ltd.
(Engineering &
           Construction)
31,895
   3,000    Natsteel Ltd. (Iron &
Steel)
8,196
   7,000    Neptune Orient Lines
Ltd.
          (Transportation)
5,444
   1,000    Overseas Union
Enterprises (Hotels &
               Restaurants)
3,987
   9,000    Overseas Chinese Banking
Corp., Ltd.
        (Commercial Banking)
62,352
   3,000    Parkway Holdings Ltd.
(Real Estate)
12,157
  10,000    Singapore Airlines Ltd.
(Airlines)
73,855
   3,000    Singapore Press Holdings
Ltd.
               (Printing &
Publishing)
44,117
   7,000    Singapore Technologies
Industrial
               Corp. (Diversified
Industries) 12,673
  61,000    Singapore
Telecommunications
        (Telecommunications)
103,260
   3,000    Straits Trading Co.(a)
(Metals)
5,294
   6,000    United Overseas Land Ltd.
(Real
               Estate)
7,529
   8,000    United Overseas Bank Ltd.
(Commercial
               Banking)
59,084
  10,000    UTD Industrial Corp.
(Real Estate)
6,928

------------

632,304

------------
            Total common stocks
        (cost US$24,488,374)
24,185,290

------------
PREFERRED STOCKS--0.3%
Australia--0.3%
  15,400    News Corp., Ltd.
(Broadcasting &
               Other Media)
68,137
   5,300    Sydney Harbour Casino
Holdings
          Ltd.(a) (Gaming)
          (cost US$72,532)
7,446

------------

75,583

------------
            Total long-term
investments
         (cost US$24,560,906)
24,260,873

------------
         -----------------------------
---------------------
-----------------------------
-
See Notes to Financial
Statements.     10

Portfolio of Investments as
of
PRUDENTIAL DRYDEN FUND September 30,
1997
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
--------------------------------------
---------------------------------

Principal
Amount
(000)        Description
Value
(Note 1)
--------------------------------------
---------------------
SHORT-TERM INVESTMENT--1.2%
JOINT REPURCHASE AGREEMENT
United States--1.2%
    $287    Joint Repurchase Agreement
Account,
           6.127%, 10/01/97
               (cost US$287,000; Note
5)
$    287,000

--------------------------------------
--------------------------------
Total Investments--99.4%
     (cost US$24,847,906; Note 4)
24,547,873
            Other assets in excess of
               liabilities--0.6%
151,187

------------
            Net Assets--100%
$ 24,699,060

------------

------------

---------------
(a) Non-income producing security.
(b) One contract equals 1,000 face
value.

The industry classification of
portfolio holdings and other assets in
excess of
liabilities shown as a percentage of
net assets as of September 30, 1997
was as
follows:

Commercial
Banking...............................
 .....
16.2%
Telecommunications....................
 ............
 ....    7.1
Automobiles...........................
 ............ ....   7.0
Real
Estate................................
 ........... 5.3
Electronics...........................
 ............ ....   5.2
Appliances & Household
Durables.......................    4.1
Diversified
Industries............................
 ....    3.4 Drugs & Health
Care..................................
 .    3.3 Electrical
Utilities.............................
 .....    2.9
Retail................................
 ............ ....   2.8
Chemicals.............................
 ............ ....   2.6
Financial
Services..............................
 ......
2.4
Building &
Construction..........................
 .....    2.4 Machinery &
Equipment.............................
 ....    2.0
Wholesale.............................
 ............ ....   2.0
Railroads.............................
 ............ ....   1.9
Insurance.............................
 ............ ....   1.5
Food &
Beverages.............................
 ......... 1.5
Iron &
Steel.................................
 ......... 1.4
Mining................................
 ............ ....   1.4
Printing &
Publishing............................
 .....    1.4
Transportation........................
 ............ ....   1.3
Office Equipment &
Supplies...........................
1.2
Hotels &
Restaurants...........................
 .......
1.2
Building Materials &
Products.........................
1.1 Electrical
Equipment.............................
 .....    1.1 Engineering &
Construction..........................
 ..    1.0 Automobiles & Auto
Parts..............................
1.0
Food
Processing............................
 ........... 1.0
Computers.............................
 ............ ....   1.0
Natural Gas
Utilities.............................
 ....    0.9 Broadcasting & Other
Media............................
0.9
Airlines..............................
 ............ ....   0.8
Electronic
Components............................
 .....    0.8 Tires &
Rubber................................
 ........
0.8
Paper &
Packaging.............................
 ........
0.7
Oil &
Gas...................................
 .......... 0.7
Cosmetics &
Toiletries............................
 ....    0.7 Diversified
Resources.............................
 ....    0.6
Entertainment.........................
 ............ ....   0.5
Photography...........................
 ............ ....   0.4
Glass
Products..............................
 .......... 0.4
Business
Services..............................
 .......
0.3
Metals-Non
Ferrous...............................
 .....    0.3
Apparel...............................
 ............ ....   0.2
Gaming................................
 ............ ....   0.2
Agriculture...........................
 ............ ....   0.2
Engineering &
Equipment.............................
 ..    0.2 Precious
Metals................................
 .......
0.2
Tobacco...............................
 ............ ....   0.1
Containers............................
 ............ ....   0.1
Textiles..............................
 ............ ....   0.1
Optical
Supplies..............................
 ........
0.1
Warehousing...........................
 ............ ....   0.1
Computer Software &
Services..........................
0.1 Aircrafts and
Parts.................................
 ..    0.1 Short-Term
Investment............................
 .....    1.2

-----

99.4%
Other assets in excess of
liabilities.................    0.6

-----

100.0%

-----

-----
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
11

PRUDENTIAL DRYDEN FUND
Statement of Assets and Liabilities
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
---------------------------------

Assets
September 30, 1997
Investments, at value (cost
$24,847,906)..........................
 ............ .........................
$ 24,547,873 Foreign currency, at
value (cost
$4,724,397)...........................
 ............ ....................
4,670,182 Dividends and interest
receivable............................
 ............
 ..............................
61,143
Due from
Manager...............................
 ............
 ......................................
 ...... 31,985
Deferred offering
costs.................................
 ............
 ...................................
19,792

------------------
   Total
assets................................
 ............
 ......................................
 ...... 29,330,975
------------------
Liabilities
Bank
overdraft.............................
 ............
 ......................................
 .......... 99,617
Payable for investments
purchased.............................
 ............
 .............................
4,469,156 Accrued expenses and other
liabilities...........................
 ............
 ..........................
34,100 Deferred offering costs payable
(Note
1)....................................
 ............ ...............
20,123
Foreign withholding taxes
payable...............................
 ............
 ...........................
8,919

------------------
   Total
liabilities...........................
 ............
 ......................................
 ...... 4,631,915

------------------
Net
Assets................................
 ............
 ......................................
 ........... $ 24,699,060

------------------

------------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...................................
 ............ ................
$      2,500
   Paid-in capital in excess of
par...................................
 ............ .....................
24,997,700

------------------

25,000,200
   Undistributed net investment
income................................
 ............ .....................
7,343
    Net unrealized depreciation on
            investments and
foreign
currencies............................
 ....... (308,483)

------------------
Net assets, September 30,
1997..................................
 ............
 ...........................         $
24,699,060

------------------

------------------
Net asset value per share
  ($24,699,060 / 2,500,020 shares of
              beneficial
interest issued and
outstanding)......................
$9.88

------------------

------------------
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
12

PRUDENTIAL DRYDEN FUND
PRUDENTIAL PACIFIC INDEX FUND
Statement of Operations --------------
------------------------------------
----------

September 24, 1997(a)

Through
Net Investment Income September 30,
1997
Income
   Dividends (net of foreign
withholding
 taxes of $8,888)....................
$    51,984

Interest..............................
 .
4,015
                                             --------------------
 Total income........................
55,999
                                             --------------------
Expenses
   Management
fee.........................
1,630
   Audit fees and
expenses................
15,000
   Custodian's fees and
expenses..........
10,000
   Registration
fees......................
7,600
   Reports to
shareholders................
1,000

Miscellaneous.........................
 .
831
                                             --------------------
 Total expenses......................
36,061
   Less: Expense subsidy (Note
2)......... (33,615)
                                             --------------------
 Net expenses........................
2,446
                                             --------------------
Net investment
income.....................
53,553
                                             --------------------
E Realized and Unrealized Loss on
Investments and Foreign Currency
Transactions
Net realized loss on Foreign currency
   transactions.......................
   ....
(46,210)
                                             --------------------
Net change in unrealized depreciation
   on:
   Investments........................
   ....
(300,033)
   Foreign
currencies.....................
(8,450)
                                             --------------------

(308,483)
                                             --------------------
Net loss on investments and foreign
   currencies.........................
   ....
(354,693)
                                             --------------------
Net Decrease in Net Assets
Resulting from
Operations.................
$  (301,140)
                                             --------------------
                                             --------------------

---------------
(a) Commencement of investment
operations.


September 24, 1997(a)
Increase (Decrease) Through
in Net Assets September 30, 1997
Operations
            Net investment
       income...................
$    53,553
   Net realized loss on foreign
      currency
      transactions....................
      .....
(46,210)
   Net change in unrealized
      depreciation on investments and
      foreign currencies...
(308,483)
                                             --------------------
   Net decrease in net assets
resulting
 from operations......................
(301,140)
                                             --------------------
Fund share transactions
     Net proceeds from Fund shares
              sold......
25,000,200
                                             --------------------
Total
increase.............................
24,699,060
                                             --------------------
Net Assets
Beginning of
period........................
0
                                             --------------------
End of
period..............................
$24,699,060
                                             --------------------
                                             --------------------

---------------
(a) Commencement of investment
operations. --------------------------
--------------------------------------
---------------
See Notes to Financial Statements.
13

PRUDENTIAL DRYDEN FUND
Notes to Financial Statements
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
---------------------------------
Prudential Dryden Fund (the 'Company')
is registered under the Investment
Company Act of 1940 as an open-end,
diversified management investment
company.
The Company was established as a
Deleware business trust on May 11,
1992 and
currently consists of six separate
funds. Prudential Pacific Index Fund
(the
'Fund') commenced investment
operations on September 24, 1997 when
2,500,020
shares of beneficial interest of the
Fund were sold for $25,000,200 to The
Prudential Insurance Company of
America ('The Prudential').
The investment objective of the Fund
is to seek to provide investment
results
that correspond to the price and yield
performance of a broad-based index of
securities of issuers in the Pacific
region, currently the Morgan Stanley
Capital International Pacific Free
Index. -------------------------------
----------------------------
Note 1. Accounting Policies
The following is a summary of
significant accounting policies
followed by the
Company and the Fund in the
preparation of its financial
statements.
Securities Valuation: Securities for
which the primary market is on an
exchange,
are valued at the last sale price on
such exchange on the day of valuation
or,
if there was no sale on such day, at
the mean between the last bid and
asked
prices on such day or at the bid price
in the absence of an asked price.
Securities that are actively traded in
the overthe-counter market, including
listed securities for which the
primary market is believed to be
over-the-counter, are valued by an
independent pricing agent or a
principal
market maker. Securities for which
reliable market quotations are not
available
or for which the pricing agent or
principal market maker does not
provide a
valuation or methodology or provides a
valuation or methodology that, in the
judgment of the subadviser, does not
represent fair value, are valued at
fair
value as determined by procedures
established by the Company's Trustees.
Short-term securities which mature in
more than 60
days are valued at current
market quotations. Short-term
securities which mature in 60 days
or less are
valued at amortized cost.
In connection with transactions in
repurchase agreements with U.S.
financial
institutions, it is the Company's
policy that its custodian or
designated
subcustodians, as the case may be
under triparty repurchase agreements,
takes
possession of the underlying
collateral securities, the value of
which exceeds
the principal amount of the repurchase
transaction including accrued
interest.
To the extent that any repurchase
transaction exceeds one business day,
the
value of the collateral is marked-to-
market on a daily basis to ensure the
adequacy of the collateral. If the
seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect
to
the seller of the security,
realization of the collateral by the
Fund may be
delayed or limited.
Foreign Currency Translation: The
books and records of the Fund are
maintained
in U.S. dollars. Foreign currency
amounts are translated into U.S.
dollars on
the following basis:
(i) market value of investment
securities, other assets and
liabilities--at the
closing rates of exchange;
(ii) purchases and sales of investment
securities, income and expenses--at
the
rate of exchange prevailing on the
respective dates of such transactions.
Although the net assets of the Fund
are presented at the foreign exchange
rates
and market values at the close of the
fiscal period, the Fund does not
isolate
that portion of the results of
operations arising as a result of
changes in the
foreign exchange rates from the
fluctuations arising from changes in
the market
prices of securities held at the end
of the fiscal period. Similarly, the
Fund
does not isolate the effect of changes
in foreign exchange rates from the
fluctuations arising from changes in
the market prices of long-term debt
securities sold during the fiscal
period. Accordingly, realized foreign
currency
gains (losses) are included in the
reported net realized gains on
investment
transactions.
Net realized losses on foreign
currency transactions represent net
foreign
exchange gains or losses from forward
currency contracts, disposition of
foreign
currencies, currency gains or losses
realized between the trade and
settlement
dates on security transactions, and
the difference between the amounts of
interest, dividends and foreign taxes
recorded on the Fund's books and the
U.S.
dollar equivalent amounts actually
received or paid. Net currency gains
and
losses from valuing foreign currency
denominated assets and liabilities at
fiscal period end exchange rates are
reflected as a component of unrealized
appreciation on investments and
foreign currencies.
Foreign security and currency
transactions may involve certain
considerations
and risks not typically associated
with those of domestic origin as a
result of,
among other factors, the possibility
of political and economic instability
and
the level of governmental supervision
and regulation of foreign securities
markets.
Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date. Realized
gains and losses from investment and
foreign currency transactions are
calculated on the identified cost
basis.
Dividend income is recorded on the ex-
dividend date and interest -----------
--------------------------------------
------------------------------

PRUDENTIAL DRYDEN FUND
Notes to Financial Statements
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
---------------------------------
income is recorded on an accrual
basis. Expenses are recorded on the
accrual
basis which may require the use of
certain estimates by management.
Dividends and Distributions: The Fund
expects to pay dividends of net
investment
income and distributions of net
realized capital and currency gains,
if any,
annually. Dividends and distributions
are recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in
accordance
with income tax regulations which may
differ from generally accepted
accounting
principles.
Taxes: It is the Fund's policy to
meet the requirements of the Internal
Revenue
Code applicable to regulated
investment companies and to
distribute all of its
taxable income to shareholders.
Therefore, no federal income tax
provision is
required.
Withholding taxes on foreign
dividends, interest and capital gains
have been
provided for in accordance with the
Fund's understanding of the
applicable
country's tax rules and rates.
Deferred Offering Expenses:
Approximately $20,000 of offering and
initial
registration costs have been deferred
and are being amortized over the
period of
benefit not to exceed 12 months from
the date the Fund commenced investment
operations.
Reclassification of Capital Accounts:
The Fund accounts for and reports
distributions to shareholders in
accordance with the American Institute
of
Certified Public Accountants (AICPA)
Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain,
and
Return of Capital Distributions by
Investment Companies. The effect of
applying
this statement was to decrease
undistributed net investment income
and decrease
accumulated net realized loss on
investments by $46,210 relating to net
realized
foreign currency loss. Net investment
income, net realized gains and net
assets
were not affected by these changes. --
--------------------------------------
-------------------
Note 2. Agreements
The Company has a management agreement
with Prudential Investments Fund
Management LLC ('PIFM'). Pursuant to
this agreement, PIFM has
responsibility for
all investment advisory services and
supervises the subadviser's
performance of
such services. PIFM has entered into a
subadvisory agreement with The
Prudential
Investment Corporation ('PIC'); PIC
furnishes investment advisory services
in
connection with the management of the
Fund. PIFM pays for the cost of the
subadviser's services, the
compensation of officers of the
Company, occupancy
and certain clerical and bookkeeping
costs of the Company. The Company
bears all
other costs and expenses.
The management fee paid PIFM is
computed daily and payable monthly at
an annual
rate of .40 of 1% of the average daily
net assets of the Fund.
PIFM has agreed to subsidize the
operating expenses of the Fund until
September
30, 1998, so that total Fund operating
expenses do not exceed .60% on an
annualized basis of the Fund's average
daily net assets. For the period ended
September 30, 1997, PIFM subsidized
$33,615 of the expenses of the Fund
(8.25%
of average net assets annualized,
$.013 per share).
PSI, PIFM and PIC are wholly-owned
subsidiaries of The Prudential.
The Company, along with other
affiliated registered investment
companies (the
'Funds'), entered into a credit
agreement (the 'Agreement') on
December 31, 1996
with an unaffiliated lender. The
maximum commitment under the Agreement
is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any
such
borrowings outstanding will be at
market rates. The purpose of the
Agreement is
to serve as an alternative source of
funding for capital share
redemptions. The
Fund has not borrowed any amounts
pursuant to the Agreement as of
September 30,
1997. The Funds pay a commitment fee
at an annual rate of .055 of 1% on
the
unused portion of the credit
facility. The commitment fee is
accrued and paid
quarterly on a pro-rata basis by the
Funds. -------------------------------
----------------------------
Note 3. Other Transactions With
Affiliates Prudential Mutual Fund
Services LLC ('PMFS'), a wholly owned
subsidiary of PIFM,
serves as the Company's transfer
agent. As of September 30, 1997, the
Fund has
not yet incurred any transfer agent
fees. --------------------------------
---------------------------
Note 4. Portfolio Securities
Purchases of investment securities,
other than short-term investments, for
the
period September 24, 1997 through
September 30, 1997 were $24,560,906.
There
were no sales of investment
securities.
The United States federal income tax
cost basis of the Fund's investments
at
September 30, 1997 was $24,850,501
and, accordingly, net unrealized
depreciation
for federal income tax purposes was
$302,628 (gross unrealized
appreciation--$267,910; gross
unrealized depreciation--$570,538). --
--------------------------------------
--------------------------------------
-

PRUDENTIAL DRYDEN FUND
Notes to Financial Statements
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
---------------------------------
Note 5. Joint Repurchase Agreement
Account
The Fund along with other affiliated
registered investment companies,
transfers
uninvested cash balances into a single
joint account, the daily aggregate
balance of which is invested in one or
more repurchase agreements
collateralized
by U.S. Treasury or Federal agency
obligations. As of September 30, 1997,
the
Fund had a 0.02% undivided interest in
the repurchase agreements in the joint
account. The undivided interest for
the Fund represented $287,000 in
principal
amount. As of such date, each
repurchase agreement in the joint
account and the
value of the collateral therefor was
as follows: Credit Suisse First Boston
Corp., 6.15%, in the principal amount
of
$341,000,000, repurchase price
$341,058,254, due
10/01/97. The value of the
collateral including accrued interest
was $352,935,110.
Goldman, Sachs & Co., Inc., 6.15%, in
the principal amount of $341,000,000,
repurchase price $341,058,254, due
10/01/97. The value of the collateral
including accrued interest was
$347,820,010. Morgan Stanley, Dean
Witter, Discover & Co., 6.15%, in the
principal amount of
$325,256,000, repurchase price
$325,311,565, due 10/01/97. The value
of the
collateral including accrued interest
was $331,761,960.
UBS Securities LLC, 6.06%, in the
principal amount of $341,000,000,
repurchase
price $341,057,402, due 10/01/97. The
value of the collateral including
accrued
interest was $347,821,030. -----------
--------------------------------------
----------
Note 6. Capital
The Fund has authorized an unlimited
number of shares of beneficial
interest at
$.001 par value per share.
Transactions in shares of beneficial
interest for the
period September 24, 1997 through
September 30, 1997 were as follows:

                                         Shares Amount
                                        -------------------
Shares sold...........................
2,500,020 $25,000,200
                                        -------------------
Net increase in shares outstanding....
2,500,020 $25,000,200
                                        -------------------
                                        -------------------

At September 30, 1997, all of the
outstanding shares were owned by The
Prudential. --------------------------
--------------------------------------
---------------
                                       16

PRUDENTIAL DRYDEN FUND
Financial Highlights
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
---------------------------------

September 24, 1997(a)
Through
September 30, 1997
---------------------
PER SHARE OPERATING PERFORMANCE: Net
asset value, beginning of
period................................
 ........
$ 10.00

------
Income from investment operations
Net investment
income(c).............................
 ............ ...........
0.02
Net realized and unrealized loss on
investment and foreign currency

transactions..........................
 ............ .......................
(0.14)

------
   Total from investment
operations............................
 ............ .           (0.12)
------
Net asset value, end of
period................................
 ............ ..          $  9.88

------

------
TOTAL
RETURN(d).............................
 ............ ....................
(1.20)% RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).................................
 ............ $24,699
Average net assets
(000).................................
 ............ .......          $24,802
Ratios to average net assets: (c)

Expenses..............................
 ............ .......................
 .60%(b)
   Net investment
income................................
 ............ ........
13.14%(b)
Portfolio
turnover..............................
 ............ ................
0%
Average commission rate paid per
share.................................
 ..... $0.0087

---------------
(a) Commencement of investment
operations.
(b) Annualized.
(c) Net of expense subsidy.
(d) Total return is calculated
assuming a purchase of shares on the
first day
  and a sale on the last day of each
                period
reported and includes reinvestment
 of dividends and distributions. Total
                returns
for periods of less than a
    full year are not annualized. ----
--------------------------------------
-------------------------------------
See Notes to Financial Statements.
17

PRUDENTIAL DRYDEN FUND
Report of Independent Accountants
PRUDENTIAL PACIFIC INDEX FUND --------
--------------------------------------
---------------------------------
To the Trustees and Shareholders of
Prudential Dryden Fund--Prudential
Pacific Index Fund:
In our opinion, the accompanying
statement of assets and liabilities,
including
the portfolio of investments, and the
related statements of operations and
of
changes in net assets and the
financial highlights present fairly,
in all
material respects, the financial
position of Prudential Dryden Fund--
Prudential
Pacific Index Fund (the 'Fund', one of
the portfolios constituting Prudential
Dryden Fund) at September 30, 1997,
and the results of its operations, the
changes in its net assets and the
financial highlights for the period
September
24, 1997 (commencement of operations)
through September 30, 1997, in
conformity
with generally accepted accounting
principles. These financial statements
and
financial highlights (hereafter
referred to as 'financial statements')
are the
responsibility of the Fund's
management; our responsibility is to
express an
opinion on these financial statements
based on our audit. We conducted our
audit
of these financial statements in
accordance with generally accepted
auditing
standards which require that we plan
and perform the audit to obtain
reasonable
assurance about whether the financial
statements are free of material
misstatement. An audit includes
examining, on a test basis, evidence
supporting
the amounts and disclosures in the
financial statements, assessing the
accounting principles used and
significant estimates made by
management, and
evaluating the overall financial
statement presentation. We believe
that our
audit, which included confirmation of
securities at September 30, 1997 by
correspondence with the custodian and
brokers and the application of
alternative
auditing procedures where securities
purchased had
not been received, provides a
reasonable basis for the opinion
expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 19, 1997 --------------------
--------------------------------------
---------------------

Prudential Mutual Funds
Gateway
Center Three
100 Mulberry
Street
Newark, NJ
07102-4077
(800) 225-
1852
http://www.pr
udential.com

Trustees
Edward D.
Beach
Delayne
Dedrick
Gold Robert
F. Gunia
Donald D.
Lennox
Douglas H.
McCorkindal
e Mendel A.
Melzer
Thomas
T.
Mooney
Stephe
n P.
Munn
Richar
d A.
Redeke
r
Robin
B.
Smith
Louis
A.
Weil,
III
Clay
T.
Whiteh
ead

Office
rs
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison,
Assistant Secretary

Manager
Prudential Investments Fund
Management LLC Gateway Center
Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment
Corporation Prudential
Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities
Incorporated One Seaport
Plaza
New York, NY 10292

Custodian
State Street Bank and
Trust Company One
Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund
Services LLC Raritan
Plaza One
Edison, NJ
08837

Independent
Accountants
Price
Waterhouse LLP
1177 Avenue of
the Americas
New York, NY
10036

Legal Counsel
Gardner, Carton
& Douglas
Quaker Tower
321 North Clark
Street Chicago,
IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431F829